MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2008 unaudited Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity policy, along with three supplements to your prospectus.

As you may have noticed this year, these reports have a new look. Previously, we provided a single book that contained the unaudited Separate Account financial information for your policy(ies) as well as the Semi-Annual Reports for the Investment Divisions available under our variable annuities. We have now separated the single large book into three books. The New York Life Insurance and Annuity Corporation unaudited Semi-Annual Report contains the Separate Account financial information, while the other books contain the Reports for the Investment Divisions: one for the MainStay VP Series Fund, Inc. and one Semi-Annual Report for the other Investment Divisions. Depending on where your money was invested as of June 30, 2008, your Semi-Annual package will contain either two of these books or all three of them.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2008

                      SEMI-ANNUAL REPORT TABLE OF CONTENTS




Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.....................................     12
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     24
Notes to Financial Statements...........................................     32


THE 2008 SEMI-ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - SERVICE CLASS
MAINSTAY VP CAPITAL APPRECIATION - SERVICE CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - SERVICE CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - SERVICE CLASS
MAINSTAY VP DEVELOPING GROWTH - SERVICE CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - SERVICE CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP HIGH YIELD CORPORATE BOND - SERVICE CLASS

MAINSTAY VP ICAP SELECT EQUITY - SERVICE CLASS
MAINSTAY VP INTERNATIONAL EQUITY - SERVICE CLASS
MAINSTAY VP LARGE CAP GROWTH - SERVICE CLASS
MAINSTAY VP MID CAP CORE - SERVICE CLASS
MAINSTAY VP MID CAP GROWTH - SERVICE CLASS
MAINSTAY VP MID CAP VALUE - SERVICE CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - SERVICE CLASS
MAINSTAY VP SMALL CAP GROWTH - SERVICE CLASS
MAINSTAY VP TOTAL RETURN - SERVICE CLASS

THE 2008 SEMI-ANNUAL FUNDS REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

ALGER AMERICAN SMALLCAP GROWTH - CLASS S SHARES (CLOSED TO NEW INVESTORS) (FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN SERIES BALANCED - SERVICE SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH - SERVICE SHARES

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
MFS(R) RESEARCH SERIES - SERVICE CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS II
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                5/1/02      9/29/03
CVS Calvert Social Balanced Portfolio                            9/2/86      9/29/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00      9/29/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00      9/29/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00      9/29/03
Janus Aspen Series Balanced--Service Shares                    12/31/99      9/29/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99      9/29/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03      9/29/03
MainStay VP Capital Appreciation--Service Class                  6/2/03      9/29/03
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)    1/29/93      9/29/03
MainStay VP Common Stock--Service Class                          6/2/03      9/29/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03      9/29/03
MainStay VP Developing Growth--Service Class                     6/2/03      9/29/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03      9/29/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03      9/29/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03      9/29/03
MainStay VP International Equity--Service Class                  6/2/03      9/29/03
MainStay VP Large Cap Growth--Service Class                      6/2/03      9/29/03
MainStay VP Mid Cap Core--Service Class                          6/2/03      9/29/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03      9/29/03
MainStay VP Mid Cap Value--Service Class                         6/2/03      9/29/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03      9/29/03
MainStay VP Small Cap Growth--Service Class                      6/2/03      9/29/03
MainStay VP Total Return--Service Class                          6/2/03      9/29/03
MFS(R) Investors Trust Series--Service Class                     5/1/00      9/29/03
MFS(R) Research Series--Service Class                            5/1/00      9/29/03
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                        4/30/02      9/29/03
Van Eck Worldwide Hard Assets                                    9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03      9/29/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (12.59)     9.98      14.50        N/A         12.88
CVS Calvert Social Balanced Portfolio                           (7.14)     2.82       5.52       2.95          4.64
Columbia Small Cap Value Fund, Variable Series--Class B        (16.84)     4.14      11.61        N/A          3.91
Dreyfus IP Technology Growth--Service Shares                    (6.24)     4.87       5.53        N/A          4.13
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (5.49)     8.93      12.52       7.23         11.88
Fidelity(R) VIP Equity-Income--Service Class 2                 (20.38)     3.52       7.43       3.72          6.10
Fidelity(R) VIP Mid Cap--Service Class 2                        (4.28)    11.47      17.69        N/A         16.40
Janus Aspen Series Balanced--Service Shares                      1.25      8.12       8.21        N/A          8.49
Janus Aspen Series Worldwide Growth--Service Shares            (20.45)     4.87       6.30        N/A          4.87
MainStay VP Balanced--Service Class                             (7.25)     2.85        N/A        N/A          3.48
MainStay VP Bond--Service Class                                  5.76      3.54       3.36       5.07          3.78
MainStay VP Capital Appreciation--Service Class                 (8.58)     4.58       6.39       0.26          5.91
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)     3.84      4.26       2.99       3.39          3.12
MainStay VP Common Stock--Service Class                        (12.79)     5.10       8.32       3.32          8.01
MainStay VP Conservative Allocation--Service Class              (1.57)      N/A        N/A        N/A          4.01
MainStay VP Convertible--Service Class                           0.37      8.67       8.62       6.72          8.49
MainStay VP Developing Growth--Service Class                    (4.77)    12.49      12.14       3.53         10.71
MainStay VP Floating Rate--Service Class                        (0.50)     3.49        N/A        N/A          3.18
MainStay VP Government--Service Class                            7.21      3.74       3.13       4.81          3.68
MainStay VP Growth Allocation--Service Class                    (9.22)      N/A        N/A        N/A          4.48
MainStay VP High Yield Corporate Bond--Service Class            (2.22)     4.83       7.82       6.79          7.17
MainStay VP ICAP Select Equity--Service Class(6)               (15.34)     5.34       8.44       3.68          7.10
MainStay VP International Equity--Service Class                (11.82)    10.06      13.05       5.96         12.73
MainStay VP Large Cap Growth--Service Class                      3.09     10.05       6.94       4.38          5.72
MainStay VP Mid Cap Core--Service Class                        (11.87)     7.19      13.88        N/A         11.96
MainStay VP Mid Cap Growth--Service Class                      (10.47)     7.73      14.18        N/A         13.69
MainStay VP Mid Cap Value--Service Class                       (18.29)     2.32       8.78        N/A          7.85
MainStay VP Moderate Allocation--Service Class                  (3.93)      N/A        N/A        N/A          4.24
MainStay VP Moderate Growth Allocation--Service Class           (6.79)      N/A        N/A        N/A          4.24
MainStay VP S&P 500 Index--Service Class(7)                    (13.47)     3.93       7.02       2.39          6.61
MainStay VP Small Cap Growth--Service Class                    (16.98)    (1.23)      5.28        N/A          4.28
MainStay VP Total Return--Service Class                         (7.17)     4.12       5.95       2.98          5.62
MFS(R) Investors Trust Series--Service Class                    (6.35)     6.85       8.57        N/A          7.83
MFS(R) Research Series--Service Class                           (6.97)     6.33       9.48        N/A          8.73
MFS(R) Utilities Series--Service Class                           5.32     20.86      22.66        N/A         24.99
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (7.32)    11.08      13.11        N/A         13.04
Royce Micro-Cap Portfolio--Investment Class                    (11.58)    10.40      13.65      14.09         12.08
Royce Small-Cap Portfolio--Investment Class                     (9.82)     6.64      14.73      12.61          8.64
T. Rowe Price Equity Income Portfolio-II                       (17.66)     3.23       7.47        N/A          7.47
Van Eck Worldwide Hard Assets                                   45.78     42.88      41.77      19.02         39.84
Van Kampen UIF Emerging Markets Equity--Class II                 0.91     27.20      29.02        N/A         27.23
Victory VIF Diversified Stock--Class A Shares                   (5.11)     8.17      10.52        N/A          8.81

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)              (18.89)     7.73      13.80        N/A         12.07
CVS Calvert Social Balanced Portfolio                          (13.83)     0.29       4.53       2.95          3.53
Columbia Small Cap Value Fund, Variable Series--Class B        (22.83)     1.62      10.82        N/A          2.10
Dreyfus IP Technology Growth--Service Shares                   (12.99)     2.39       4.55        N/A          3.02
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (12.30)     6.64      11.76       7.23         11.05
Fidelity(R) VIP Equity-Income--Service Class 2                 (26.11)     0.97       6.52       3.72          5.06
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.18)     9.28      17.06        N/A         15.68
Janus Aspen Series Balanced--Service Shares                     (6.04)     5.79       7.32        N/A          7.54
Janus Aspen Series Worldwide Growth--Service Shares            (26.17)     2.39       5.34        N/A          3.79
MainStay VP Balanced--Service Class                            (13.93)     0.32        N/A        N/A          1.38
MainStay VP Bond--Service Class                                 (1.86)     0.99       2.28       5.07          2.66
MainStay VP Capital Appreciation--Service Class                (15.16)     2.08       5.44       0.26          4.87
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)    (3.64)     1.75       1.90       3.39          1.96
MainStay VP Common Stock--Service Class                        (19.07)     2.62       7.44       3.32          7.04
MainStay VP Conservative Allocation--Service Class              (8.65)      N/A        N/A        N/A          0.73
MainStay VP Convertible--Service Class                          (6.86)     6.36       7.74       6.72          7.54
MainStay VP Developing Growth--Service Class                   (11.62)    10.34      11.37       3.53          9.84
MainStay VP Floating Rate--Service Class                        (7.67)     0.94        N/A        N/A          1.08
MainStay VP Government--Service Class                           (0.50)     1.20       2.04       4.81          2.55
MainStay VP Growth Allocation--Service Class                   (15.75)      N/A        N/A        N/A          1.25
MainStay VP High Yield Corporate Bond--Service Class            (9.26)     2.34       6.92       6.79          6.18
MainStay VP ICAP Select Equity--Service Class(6)               (21.43)     2.88       7.56       3.68          6.08
MainStay VP International Equity--Service Class                (18.17)     7.82      12.31       5.96         11.92
MainStay VP Large Cap Growth--Service Class                     (4.34)     7.80       6.00       4.38          4.67
MainStay VP Mid Cap Core--Service Class                        (18.22)     4.82      13.16        N/A         11.12
MainStay VP Mid Cap Growth--Service Class                      (16.92)     5.39      13.46        N/A         12.90
MainStay VP Mid Cap Value--Service Class                       (24.18)    (0.20)      7.90        N/A          6.88
MainStay VP Moderate Allocation--Service Class                 (10.85)      N/A        N/A        N/A          1.00
MainStay VP Moderate Growth Allocation--Service Class          (13.51)      N/A        N/A        N/A          1.00
MainStay VP S&P 500 Index--Service Class(7)                    (19.70)     1.40       6.09       2.39          5.60
MainStay VP Small Cap Growth--Service Class                    (22.95)    (3.66)      4.28        N/A          3.18
MainStay VP Total Return--Service Class                        (13.86)     1.60       4.98       2.98          4.57
MFS(R) Investors Trust Series--Service Class                   (13.09)     4.46       7.70        N/A          6.86
MFS(R) Research Series--Service Class                          (13.67)     3.92       8.64        N/A          7.79
MFS(R) Utilities Series--Service Class                          (2.26)    19.00      22.13        N/A         24.25
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (13.99)     8.88      12.37        N/A         12.04
Royce Micro-Cap Portfolio--Investment Class                    (17.95)     8.17      12.92      14.09         10.32
Royce Small-Cap Portfolio--Investment Class                    (16.31)     4.24      14.03      12.61          6.76
T. Rowe Price Equity Income Portfolio-II                       (23.59)     0.69       6.55        N/A          6.49
Van Eck Worldwide Hard Assets                                   37.78     41.56      41.47      19.02         39.46
Van Kampen UIF Emerging Markets Equity--Class II                (6.36)    25.53      28.58        N/A         26.72
Victory VIF Diversified Stock--Class A Shares                  (11.94)     5.84       9.70        N/A          7.68

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) The New York Life Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 374718 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                          INVESTMENT
                                                             PORTFOLIO     DIVISION
                                                             INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                            DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)               5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                           9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series--Class B         6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                  12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                 1/12/00     11/15/04
Fidelity(R) VIP Equity-Income--Service Class 2                 1/12/00     11/15/04
Fidelity(R) VIP Mid Cap--Service Class 2                       1/12/00     11/15/04
Janus Aspen Series Balanced--Service Shares                   12/31/99     11/15/04
Janus Aspen Series Worldwide Growth--Service Shares           12/31/99     11/15/04
MainStay VP Balanced--Service Class                             5/1/05       5/1/05
MainStay VP Bond--Service Class                                 6/2/03     11/15/04
MainStay VP Capital Appreciation--Service Class                 6/2/03     11/15/04
MainStay VP Cash Management--Current 7-day yield is 1.96(5)    1/29/93     11/15/04
MainStay VP Common Stock--Service Class                         6/2/03     11/15/04
MainStay VP Conservative Allocation--Service Class             2/13/06      2/13/06
MainStay VP Convertible--Service Class                          6/2/03     11/15/04
MainStay VP Developing Growth--Service Class                    6/2/03     11/15/04
MainStay VP Floating Rate--Service Class                        5/1/05       5/1/05
MainStay VP Government--Service Class                           6/2/03     11/15/04
MainStay VP Growth Allocation--Service Class                   2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class            6/2/03     11/15/04
MainStay VP ICAP Select Equity--Service Class(6)                6/2/03     11/15/04
MainStay VP International Equity--Service Class                 6/2/03     11/15/04
MainStay VP Large Cap Growth--Service Class                     6/2/03     11/15/04
MainStay VP Mid Cap Core--Service Class                         6/2/03     11/15/04
MainStay VP Mid Cap Growth--Service Class                       6/2/03     11/15/04
MainStay VP Mid Cap Value--Service Class                        6/2/03     11/15/04
MainStay VP Moderate Allocation--Service Class                 2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class          2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                     6/2/03     11/15/04
MainStay VP Small Cap Growth--Service Class                     6/2/03     11/15/04
MainStay VP Total Return--Service Class                         6/2/03     11/15/04
MFS(R) Investors Trust Series--Service Class                    5/1/00     11/15/04
MFS(R) Research Series--Service Class                           5/1/00     11/15/04
MFS(R) Utilities Series--Service Class                          5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         2/18/03     11/15/04
Royce Micro-Cap Portfolio--Investment Class                   12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                   12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                       4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity--Class II               1/10/03     11/15/04
Victory VIF Diversified Stock--Class A Shares                   7/1/99     11/15/04

------------------------------------------------------------------------------------
                                                             Negative numbers appear
                                                                 in parentheses.

                                                            ---------------------------------------------------------
                                                                            ASSUMING NO SURRENDER(%)(2)

                                                                                                             SINCE
                                                                                                          INVESTMENT
                                                                1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)             (12.59)     9.98      14.50        N/A         12.88
CVS Calvert Social Balanced Portfolio                          (7.14)     2.82       5.52       2.95          4.64
Columbia Small Cap Value Fund, Variable Series--Class B       (16.84)     4.14      11.61        N/A          3.91
Dreyfus IP Technology Growth--Service Shares                   (6.24)     4.87       5.53        N/A          4.13
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (5.49)     8.93      12.52       7.23         11.88
Fidelity(R) VIP Equity-Income--Service Class 2                (20.38)     3.52       7.43       3.72          6.10
Fidelity(R) VIP Mid Cap--Service Class 2                       (4.28)    11.47      17.69        N/A         16.40
Janus Aspen Series Balanced--Service Shares                     1.25      8.12       8.21        N/A          8.49
Janus Aspen Series Worldwide Growth--Service Shares           (20.45)     4.87       6.30        N/A          4.87
MainStay VP Balanced--Service Class                            (7.25)     2.85        N/A        N/A          3.48
MainStay VP Bond--Service Class                                 5.76      3.54       3.36       5.07          3.78
MainStay VP Capital Appreciation--Service Class                (8.58)     4.58       6.39       0.26          5.91
MainStay VP Cash Management--Current 7-day yield is 1.96(5)     3.84      4.26       2.99       3.39          3.12
MainStay VP Common Stock--Service Class                       (12.79)     5.10       8.32       3.32          8.01
MainStay VP Conservative Allocation--Service Class             (1.57)      N/A        N/A        N/A          4.01
MainStay VP Convertible--Service Class                          0.37      8.67       8.62       6.72          8.49
MainStay VP Developing Growth--Service Class                   (4.77)    12.49      12.14       3.53         10.71
MainStay VP Floating Rate--Service Class                       (0.50)     3.49        N/A        N/A          3.18
MainStay VP Government--Service Class                           7.21      3.74       3.13       4.81          3.68
MainStay VP Growth Allocation--Service Class                   (9.22)      N/A        N/A        N/A          4.48
MainStay VP High Yield Corporate Bond--Service Class           (2.22)     4.83       7.82       6.79          7.17
MainStay VP ICAP Select Equity--Service Class(6)              (15.34)     5.34       8.44       3.68          7.10
MainStay VP International Equity--Service Class               (11.82)    10.06      13.05       5.96         12.73
MainStay VP Large Cap Growth--Service Class                     3.09     10.05       6.94       4.38          5.72
MainStay VP Mid Cap Core--Service Class                       (11.87)     7.19      13.88        N/A         11.96
MainStay VP Mid Cap Growth--Service Class                     (10.47)     7.73      14.18        N/A         13.69
MainStay VP Mid Cap Value--Service Class                      (18.29)     2.32       8.78        N/A          7.85
MainStay VP Moderate Allocation--Service Class                 (3.93)      N/A        N/A        N/A          4.24
MainStay VP Moderate Growth Allocation--Service Class          (6.79)      N/A        N/A        N/A          4.24
MainStay VP S&P 500 Index--Service Class(7)                   (13.47)     3.93       7.02       2.39          6.61
MainStay VP Small Cap Growth--Service Class                   (16.98)    (1.23)      5.28        N/A          4.28
MainStay VP Total Return--Service Class                        (7.17)     4.12       5.95       2.98          5.62
MFS(R) Investors Trust Series--Service Class                   (6.35)     6.85       8.57        N/A          7.83
MFS(R) Research Series--Service Class                          (6.97)     6.33       9.48        N/A          8.73
MFS(R) Utilities Series--Service Class                          5.32     20.86      22.66        N/A         24.99
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (7.32)    11.08      13.11        N/A         13.04
Royce Micro-Cap Portfolio--Investment Class                   (11.58)    10.40      13.65      14.09         12.08
Royce Small-Cap Portfolio--Investment Class                    (9.82)     6.64      14.73      12.61          8.64
T. Rowe Price Equity Income Portfolio-II                      (17.66)     3.23       7.47        N/A          7.47
Van Eck Worldwide Hard Assets                                  45.78     42.88      41.77      19.02         39.84
Van Kampen UIF Emerging Markets Equity--Class II                0.91     27.20      29.02        N/A         27.23
Victory VIF Diversified Stock--Class A Shares                  (5.11)     8.17      10.52        N/A          8.81

---------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.


                                                            ---------------------------------------------------------
                                                                               ASSUMING SURRENDER(%)

                                                                                                             SINCE
                                                                                                          INVESTMENT
                                                                1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)             (18.89)     7.73      13.80        N/A         12.07
CVS Calvert Social Balanced Portfolio                         (13.83)     0.29       4.53       2.72          3.53
Columbia Small Cap Value Fund, Variable Series--Class B       (22.83)     1.62      10.82        N/A          2.10
Dreyfus IP Technology Growth--Service Shares                  (12.99)     2.39       4.55        N/A          3.02
Fidelity(R) VIP Contrafund(R)--Service Class 2                (12.30)     6.64      11.76       7.07         11.05
Fidelity(R) VIP Equity-Income--Service Class 2                (26.11)     0.97       6.52       3.50          5.06
Fidelity(R) VIP Mid Cap--Service Class 2                      (11.18)     9.28      17.06        N/A         15.68
Janus Aspen Series Balanced--Service Shares                    (6.04)     5.79       7.32        N/A          7.54
Janus Aspen Series Worldwide Growth--Service Shares           (26.17)     2.39       5.34        N/A          3.79
MainStay VP Balanced--Service Class                           (13.93)     0.32        N/A        N/A          1.38
MainStay VP Bond--Service Class                                (1.86)     0.99       2.28       4.88          2.66
MainStay VP Capital Appreciation--Service Class               (15.16)     2.08       5.44      (0.01)         4.87
MainStay VP Cash Management--Current 7-day yield is 1.96(5)    (3.64)     1.75       1.90       3.17          1.96
MainStay VP Common Stock--Service Class                       (19.07)     2.62       7.44       3.09          7.04
MainStay VP Conservative Allocation--Service Class             (8.65)      N/A        N/A        N/A          0.73
MainStay VP Convertible--Service Class                         (6.86)     6.36       7.74       6.56          7.54
MainStay VP Developing Growth--Service Class                  (11.62)    10.34      11.37       3.31          9.84
MainStay VP Floating Rate--Service Class                       (7.67)     0.94        N/A        N/A          1.08
MainStay VP Government--Service Class                          (0.50)     1.20       2.04       4.61          2.55
MainStay VP Growth Allocation--Service Class                  (15.75)      N/A        N/A        N/A          1.25
MainStay VP High Yield Corporate Bond--Service Class           (9.26)     2.34       6.92       6.62          6.18
MainStay VP ICAP Select Equity--Service Class(6)              (21.43)     2.88       7.56       3.47          6.08
MainStay VP International Equity--Service Class               (18.17)     7.82      12.31       5.78         11.92
MainStay VP Large Cap Growth--Service Class                    (4.34)     7.80       6.00       4.18          4.67
MainStay VP Mid Cap Core--Service Class                       (18.22)     4.82      13.16        N/A         11.12
MainStay VP Mid Cap Growth--Service Class                     (16.92)     5.39      13.46        N/A         12.90
MainStay VP Mid Cap Value--Service Class                      (24.18)    (0.20)      7.90        N/A          6.88
MainStay VP Moderate Allocation--Service Class                (10.85)      N/A        N/A        N/A          1.00
MainStay VP Moderate Growth Allocation--Service Class         (13.51)      N/A        N/A        N/A          1.00
MainStay VP S&P 500 Index--Service Class(7)                   (19.70)     1.40       6.09       2.14          5.60
MainStay VP Small Cap Growth--Service Class                   (22.95)    (3.66)      4.28        N/A          3.18
MainStay VP Total Return--Service Class                       (13.86)     1.60       4.98       2.74          4.57
MFS(R) Investors Trust Series--Service Class                  (13.09)     4.46       7.70        N/A          6.86
MFS(R) Research Series--Service Class                         (13.67)     3.92       8.64        N/A          7.79
MFS(R) Utilities Series--Service Class                         (2.26)    19.00      22.13        N/A         24.25
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S        (13.99)     8.88      12.37        N/A         12.04
Royce Micro-Cap Portfolio--Investment Class                   (17.95)     8.17      12.92      14.00         10.32
Royce Small-Cap Portfolio--Investment Class                   (16.31)     4.24      14.03      12.51          6.76
T. Rowe Price Equity Income Portfolio-II                      (23.59)     0.69       6.55        N/A          6.49
Van Eck Worldwide Hard Assets                                  37.78     41.56      41.47      18.96         39.46
Van Kampen UIF Emerging Markets Equity--Class II               (6.36)    25.53      28.58        N/A         26.72
Victory VIF Diversified Stock--Class A Shares                 (11.94)     5.84       9.70        N/A          7.68

---------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE
ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Elite Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374718 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares                   5/1/02     10/23/06
CVS Calvert Social Balanced Portfolio                            9/2/86     10/23/06
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     10/23/06
Dreyfus IP Technology Growth--Service Shares                   12/29/00     10/23/06
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00     10/23/06
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00     10/23/06
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00     10/23/06
Janus Aspen Series Balanced--Service Shares                    12/31/99     10/23/06
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99     10/23/06
MainStay VP Balanced--Service Class                              5/1/05     10/23/06
MainStay VP Bond--Service Class                                  6/2/03     10/23/06
MainStay VP Capital Appreciation--Service Class                  6/2/03     10/23/06
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)    1/29/93     10/23/06
MainStay VP Common Stock--Service Class                          6/2/03     10/23/06
MainStay VP Conservative Allocation--Service Class              2/13/06     10/23/06
MainStay VP Convertible--Service Class                           6/2/03     10/23/06
MainStay VP Developing Growth--Service Class                     6/2/03     10/23/06
MainStay VP Floating Rate--Service Class                         5/1/05     10/23/06
MainStay VP Government--Service Class                            6/2/03     10/23/06
MainStay VP Growth Allocation--Service Class                    2/13/06     10/23/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03     10/23/06
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03     10/23/06
MainStay VP International Equity--Service Class                  6/2/03     10/23/06
MainStay VP Large Cap Growth--Service Class                      6/2/03     10/23/06
MainStay VP Mid Cap Core--Service Class                          6/2/03     10/23/06
MainStay VP Mid Cap Growth--Service Class                        6/2/03     10/23/06
MainStay VP Mid Cap Value--Service Class                         6/2/03     10/23/06
MainStay VP Moderate Allocation--Service Class                  2/13/06     10/23/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06     10/23/06
MainStay VP S&P 500 Index--Service Class(7)                      6/2/03     10/23/06
MainStay VP Small Cap Growth--Service Class                      6/2/03     10/23/06
MainStay VP Total Return--Service Class                          6/2/03     10/23/06
MFS(R) Investors Trust Series--Service Class                     5/1/00     10/23/06
MFS(R) Research Series--Service Class                            5/1/00     10/23/06
MFS(R) Utilities Series--Service Class                           5/1/00     10/23/06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03     10/23/06
Royce Micro-Cap Portfolio--Investment Class                    12/27/96     10/23/06
Royce Small-Cap Portfolio--Investment Class                    12/27/96     10/23/06
T. Rowe Price Equity Income Portfolio-II                        4/30/02     10/23/06
Van Eck Worldwide Hard Assets                                    9/1/89     10/23/06
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03     10/23/06
Victory VIF Diversified Stock--Class A Shares                    7/1/99     10/23/06

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares                 (12.59)     9.98      14.50        N/A         12.88
CVS Calvert Social Balanced Portfolio                           (7.14)     2.82       5.52       2.95          4.64
Columbia Small Cap Value Fund, Variable Series--Class B        (16.84)     4.14      11.61        N/A          3.91
Dreyfus IP Technology Growth--Service Shares                    (6.24)     4.87       5.53        N/A          4.13
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (5.49)     8.93      12.52       7.23         11.88
Fidelity(R) VIP Equity-Income--Service Class 2                 (20.38)     3.52       7.43       3.72          6.10
Fidelity(R) VIP Mid Cap--Service Class 2                        (4.28)    11.47      17.69        N/A         16.40
Janus Aspen Series Balanced--Service Shares                      1.25      8.12       8.21        N/A          8.49
Janus Aspen Series Worldwide Growth--Service Shares            (20.45)     4.87       6.30        N/A          4.87
MainStay VP Balanced--Service Class                             (7.25)     2.85        N/A        N/A          3.48
MainStay VP Bond--Service Class                                  5.76      3.54       3.36       5.07          3.78
MainStay VP Capital Appreciation--Service Class                 (8.58)     4.58       6.39       0.26          5.91
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)     3.84      4.26       2.99       3.39          3.12
MainStay VP Common Stock--Service Class                        (12.79)     5.10       8.32       3.32          8.01
MainStay VP Conservative Allocation--Service Class              (1.57)      N/A        N/A        N/A          4.01
MainStay VP Convertible--Service Class                           0.37      8.67       8.62       6.72          8.49
MainStay VP Developing Growth--Service Class                    (4.77)    12.49      12.14       3.53         10.71
MainStay VP Floating Rate--Service Class                        (0.50)     3.49        N/A        N/A          3.18
MainStay VP Government--Service Class                            7.21      3.74       3.13       4.81          3.68
MainStay VP Growth Allocation--Service Class                    (9.22)      N/A        N/A        N/A          4.48
MainStay VP High Yield Corporate Bond--Service Class            (2.22)     4.83       7.82       6.79          7.17
MainStay VP ICAP Select Equity--Service Class(6)               (15.34)     5.34       8.44       3.68          7.10
MainStay VP International Equity--Service Class                (11.82)    10.06      13.05       5.96         12.73
MainStay VP Large Cap Growth--Service Class                      3.09     10.05       6.94       4.38          5.72
MainStay VP Mid Cap Core--Service Class                        (11.87)     7.19      13.88        N/A         11.96
MainStay VP Mid Cap Growth--Service Class                      (10.47)     7.73      14.18        N/A         13.69
MainStay VP Mid Cap Value--Service Class                       (18.29)     2.32       8.78        N/A          7.85
MainStay VP Moderate Allocation--Service Class                  (3.93)      N/A        N/A        N/A          4.24
MainStay VP Moderate Growth Allocation--Service Class           (6.79)      N/A        N/A        N/A          4.24
MainStay VP S&P 500 Index--Service Class(7)                    (13.47)     3.93       7.02       2.39          6.61
MainStay VP Small Cap Growth--Service Class                    (16.98)    (1.23)      5.28        N/A          4.28
MainStay VP Total Return--Service Class                         (7.17)     4.12       5.95       2.98          5.62
MFS(R) Investors Trust Series--Service Class                    (6.35)     6.85       8.57        N/A          7.83
MFS(R) Research Series--Service Class                           (6.97)     6.33       9.48        N/A          8.73
MFS(R) Utilities Series--Service Class                           5.32     20.86      22.66        N/A         24.99
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (7.32)    11.08      13.11        N/A         13.04
Royce Micro-Cap Portfolio--Investment Class                    (11.58)    10.40      13.65      14.09         12.08
Royce Small-Cap Portfolio--Investment Class                     (9.82)     6.64      14.73      12.61          8.64
T. Rowe Price Equity Income Portfolio-II                       (17.66)     3.23       7.47        N/A          7.47
Van Eck Worldwide Hard Assets                                   45.78     42.88      41.77      19.02         39.84
Van Kampen UIF Emerging Markets Equity--Class II                 0.91     27.20      29.02        N/A         27.23
Victory VIF Diversified Stock--Class A Shares                   (5.11)     8.17      10.52        N/A          8.81

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares                 (18.89)     7.73      13.80        N/A         12.07
CVS Calvert Social Balanced Portfolio                          (13.83)     0.29       4.53       2.72          3.53
Columbia Small Cap Value Fund, Variable Series--Class B        (22.83)     1.62      10.82        N/A          2.10
Dreyfus IP Technology Growth--Service Shares                   (12.99)     2.39       4.55        N/A          3.02
Fidelity(R) VIP Contrafund(R)--Service Class 2                 (12.30)     6.64      11.76       7.07         11.05
Fidelity(R) VIP Equity-Income--Service Class 2                 (26.11)     0.97       6.52       3.50          5.06
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.18)     9.28      17.06        N/A         15.68
Janus Aspen Series Balanced--Service Shares                     (6.04)     5.79       7.32        N/A          7.54
Janus Aspen Series Worldwide Growth--Service Shares            (26.17)     2.39       5.34        N/A          3.79
MainStay VP Balanced--Service Class                            (13.93)     0.32        N/A        N/A          1.38
MainStay VP Bond--Service Class                                 (1.86)     0.99       2.28       4.88          2.66
MainStay VP Capital Appreciation--Service Class                (15.16)     2.08       5.44      (0.01)         4.87
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)    (3.64)     1.75       1.90       3.17          1.96
MainStay VP Common Stock--Service Class                        (19.07)     2.62       7.44       3.09          7.04
MainStay VP Conservative Allocation--Service Class              (8.65)      N/A        N/A        N/A          0.73
MainStay VP Convertible--Service Class                          (6.86)     6.36       7.74       6.56          7.54
MainStay VP Developing Growth--Service Class                   (11.62)    10.34      11.37       3.31          9.84
MainStay VP Floating Rate--Service Class                        (7.67)     0.94        N/A        N/A          1.08
MainStay VP Government--Service Class                           (0.50)     1.20       2.04       4.61          2.55
MainStay VP Growth Allocation--Service Class                   (15.75)      N/A        N/A        N/A          1.25
MainStay VP High Yield Corporate Bond--Service Class            (9.26)     2.34       6.92       6.62          6.18
MainStay VP ICAP Select Equity--Service Class(6)               (21.43)     2.88       7.56       3.47          6.08
MainStay VP International Equity--Service Class                (18.17)     7.82      12.31       5.78         11.92
MainStay VP Large Cap Growth--Service Class                     (4.34)     7.80       6.00       4.18          4.67
MainStay VP Mid Cap Core--Service Class                        (18.22)     4.82      13.16        N/A         11.12
MainStay VP Mid Cap Growth--Service Class                      (16.92)     5.39      13.46        N/A         12.90
MainStay VP Mid Cap Value--Service Class                       (24.18)    (0.20)      7.90        N/A          6.88
MainStay VP Moderate Allocation--Service Class                 (10.85)      N/A        N/A        N/A          1.00
MainStay VP Moderate Growth Allocation--Service Class          (13.51)      N/A        N/A        N/A          1.00
MainStay VP S&P 500 Index--Service Class(7)                    (19.70)     1.40       6.09       2.14          5.60
MainStay VP Small Cap Growth--Service Class                    (22.95)    (3.66)      4.28        N/A          3.18
MainStay VP Total Return--Service Class                        (13.86)     1.60       4.98       2.74          4.57
MFS(R) Investors Trust Series--Service Class                   (13.09)     4.46       7.70        N/A          6.86
MFS(R) Research Series--Service Class                          (13.67)     3.92       8.64        N/A          7.79
MFS(R) Utilities Series--Service Class                          (2.26)    19.00      22.13        N/A         24.25
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (13.99)     8.88      12.37        N/A         12.04
Royce Micro-Cap Portfolio--Investment Class                    (17.95)     8.17      12.92      14.00         10.32
Royce Small-Cap Portfolio--Investment Class                    (16.31)     4.24      14.03      12.51          6.76
T. Rowe Price Equity Income Portfolio-II                       (23.59)     0.69       6.55        N/A          6.49
Van Eck Worldwide Hard Assets                                   37.78     41.56      41.47      18.96         39.46
Van Kampen UIF Emerging Markets Equity--Class II                (6.36)    25.53      28.58        N/A         26.72
Victory VIF Diversified Stock--Class A Shares                  (11.94)     5.84       9.70        N/A          7.68

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Longevity Benefit Variable Annuity was first offered for sale on October 23, 2006. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Longevity Benefit Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.35% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Longevity Benefit Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Longevity Benefit Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 374718 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008.

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/7/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/7/04
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/7/04
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/7/04
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       6/7/04
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/7/04
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/7/04
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/7/04
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/7/04
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)      1/29/93       6/7/04
MainStay VP Common Stock--Service Class                            6/2/03       6/7/04
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/7/04
MainStay VP Developing Growth--Service Class                       6/2/03       6/7/04
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/7/04
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/7/04
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/7/04
MainStay VP International Equity--Service Class                    6/2/03       6/7/04
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/7/04
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/7/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/7/04
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/7/04
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/7/04
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/7/04
MainStay VP Total Return--Service Class                            6/2/03       6/7/04
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/7/04
MFS(R) Research Series--Service Class                              5/1/00       6/7/04
MFS(R) Utilities Series--Service Class                             5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/7/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                      9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/7/04
Victory VIF Diversified Stock--Class A Shares                      7/1/99       6/7/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                     in parentheses
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (12.59)     9.98      14.50        N/A         12.88
CVS Calvert Social Balanced Portfolio                             (7.14)     2.82       5.52       2.95          4.64
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (16.84)     4.14      11.61        N/A          3.91
Dreyfus IP Technology Growth--Service Shares                      (6.24)     4.87       5.53        N/A          4.13
Fidelity(R) VIP Contrafund(R)--Service Class 2                    (5.49)     8.93      12.52       7.23         11.88
Fidelity(R) VIP Equity-Income--Service Class 2                   (20.38)     3.52       7.43       3.72          6.10
Fidelity(R) VIP Mid Cap--Service Class 2                          (4.28)    11.47      17.69        N/A         16.40
Janus Aspen Series Balanced--Service Shares                        1.25      8.12       8.21        N/A          8.49
Janus Aspen Series Worldwide Growth--Service Shares              (20.45)     4.87       6.30        N/A          4.87
MainStay VP Balanced--Service Class                               (7.25)     2.85        N/A        N/A          3.48
MainStay VP Bond--Service Class                                    5.76      3.54       3.36       5.07          3.78
MainStay VP Capital Appreciation--Service Class                   (8.58)     4.58       6.39       0.26          5.91
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)       3.84      4.26       2.99       3.39          3.12
MainStay VP Common Stock--Service Class                          (12.79)     5.10       8.32       3.32          8.01
MainStay VP Conservative Allocation--Service Class                (1.57)      N/A        N/A        N/A          4.01
MainStay VP Convertible--Service Class                             0.37      8.67       8.62       6.72          8.49
MainStay VP Developing Growth--Service Class                      (4.77)    12.49      12.14       3.53         10.71
MainStay VP Floating Rate--Service Class                          (0.50)     3.49        N/A        N/A          3.18
MainStay VP Government--Service Class                              7.21      3.74       3.13       4.81          3.68
MainStay VP Growth Allocation--Service Class                      (9.22)      N/A        N/A        N/A          4.48
MainStay VP High Yield Corporate Bond--Service Class              (2.22)     4.83       7.82       6.79          7.17
MainStay VP ICAP Select Equity--Service Class(6)                 (15.34)     5.34       8.44       3.68          7.10
MainStay VP International Equity--Service Class                  (11.82)    10.06      13.05       5.96         12.73
MainStay VP Large Cap Growth--Service Class                        3.09     10.05       6.94       4.38          5.72
MainStay VP Mid Cap Core--Service Class                          (11.87)     7.19      13.88        N/A         11.96
MainStay VP Mid Cap Growth--Service Class                        (10.47)     7.73      14.18        N/A         13.69
MainStay VP Mid Cap Value--Service Class                         (18.29)     2.32       8.78        N/A          7.85
MainStay VP Moderate Allocation--Service Class                    (3.93)      N/A        N/A        N/A          4.24
MainStay VP Moderate Growth Allocation--Service Class             (6.79)      N/A        N/A        N/A          4.24
MainStay VP S&P 500 Index--Service Class(7)                      (13.47)     3.93       7.02       2.39          6.61
MainStay VP Small Cap Growth--Service Class                      (16.98)    (1.23)      5.28        N/A          4.28
MainStay VP Total Return--Service Class                           (7.17)     4.12       5.95       2.98          5.62
MFS(R) Investors Trust Series--Service Class                      (6.35)     6.85       8.57        N/A          7.83
MFS(R) Research Series--Service Class                             (6.97)     6.33       9.48        N/A          8.73
MFS(R) Utilities Series--Service Class                             5.32     20.86      22.66        N/A         24.99
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            (7.32)    11.08      13.11        N/A         13.04
Royce Micro-Cap Portfolio--Investment Class                      (11.58)    10.40      13.65      14.09         12.08
Royce Small-Cap Portfolio--Investment Class                       (9.82)     6.64      14.73      12.61          8.64
T. Rowe Price Equity Income Portfolio--II                        (17.66)     3.23       7.47        N/A          7.47
Van Eck Worldwide Hard Assets                                     45.78     42.88      41.77      19.02         39.84
Van Kampen UIF Emerging Markets Equity--Class II                   0.91     27.20      29.02        N/A         27.23
Victory VIF Diversified Stock--Class A Shares                     (5.11)     8.17      10.52        N/A          8.81

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (18.89)     7.73      13.80        N/A         12.07
CVS Calvert Social Balanced Portfolio                            (13.83)     0.29       4.53       2.95          3.53
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (22.83)     1.62      10.82        N/A          2.10
Dreyfus IP Technology Growth--Service Shares                     (12.99)     2.39       4.55        N/A          3.02
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (12.30)     6.64      11.76       7.23         11.05
Fidelity(R) VIP Equity-Income--Service Class 2                   (26.11)     0.97       6.52       3.72          5.06
Fidelity(R) VIP Mid Cap--Service Class 2                         (11.18)     9.28      17.06        N/A         15.68
Janus Aspen Series Balanced--Service Shares                       (6.04)     5.79       7.32        N/A          7.54
Janus Aspen Series Worldwide Growth--Service Shares              (26.17)     2.39       5.34        N/A          3.79
MainStay VP Balanced--Service Class                              (13.93)     0.32        N/A        N/A          1.38
MainStay VP Bond--Service Class                                   (1.86)     0.99       2.28       5.07          2.66
MainStay VP Capital Appreciation--Service Class                  (15.16)     2.08       5.44       0.26          4.87
MainStay VP Cash Management--Current 7-day yield is 1.96%(5)      (3.64)     1.75       1.90       3.39          1.96
MainStay VP Common Stock--Service Class                          (19.07)     2.62       7.44       3.32          7.04
MainStay VP Conservative Allocation--Service Class                (8.65)      N/A        N/A        N/A          0.73
MainStay VP Convertible--Service Class                            (6.86)     6.36       7.74       6.72          7.54
MainStay VP Developing Growth--Service Class                     (11.62)    10.34      11.37       3.53          9.84
MainStay VP Floating Rate--Service Class                          (7.67)     0.94        N/A        N/A          1.08
MainStay VP Government--Service Class                             (0.50)     1.20       2.04       4.81          2.55
MainStay VP Growth Allocation--Service Class                     (15.75)      N/A        N/A        N/A          1.25
MainStay VP High Yield Corporate Bond--Service Class              (9.26)     2.34       6.92       6.79          6.18
MainStay VP ICAP Select Equity--Service Class(6)                 (21.43)     2.88       7.56       3.68          6.08
MainStay VP International Equity--Service Class                  (18.17)     7.82      12.31       5.96         11.92
MainStay VP Large Cap Growth--Service Class                       (4.34)     7.80       6.00       4.38          4.67
MainStay VP Mid Cap Core--Service Class                          (18.22)     4.82      13.16        N/A         11.12
MainStay VP Mid Cap Growth--Service Class                        (16.92)     5.39      13.46        N/A         12.90
MainStay VP Mid Cap Value--Service Class                         (24.18)    (0.20)      7.90        N/A          6.88
MainStay VP Moderate Allocation--Service Class                   (10.85)      N/A        N/A        N/A          1.00
MainStay VP Moderate Growth Allocation--Service Class            (13.51)      N/A        N/A        N/A          1.00
MainStay VP S&P 500 Index--Service Class(7)                      (19.70)     1.40       6.09       2.39          5.60
MainStay VP Small Cap Growth--Service Class                      (22.95)    (3.66)      4.28        N/A          3.18
MainStay VP Total Return--Service Class                          (13.86)     1.60       4.98       2.98          4.57
MFS(R) Investors Trust Series--Service Class                     (13.09)     4.46       7.70        N/A          6.86
MFS(R) Research Series--Service Class                            (13.67)     3.92       8.64        N/A          7.79
MFS(R) Utilities Series--Service Class                            (2.26)    19.00      22.13        N/A         24.25
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (13.99)     8.88      12.37        N/A         12.04
Royce Micro-Cap Portfolio--Investment Class                      (17.95)     8.17      12.92      14.09         10.32
Royce Small-Cap Portfolio--Investment Class                      (16.31)     4.24      14.03      12.61          6.76
T. Rowe Price Equity Income Portfolio--II                        (23.59)     0.69       6.55        N/A          6.49
Van Eck Worldwide Hard Assets                                     37.78     41.56      41.47      19.02         39.46
Van Kampen UIF Emerging Markets Equity--Class II                  (6.36)    25.53      28.58        N/A         26.72
Victory VIF Diversified Stock--Class A Shares                    (11.94)     5.84       9.70        N/A          7.68

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY ON THAT DATE IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

(1) The New York Life Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The New York Life Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 374718

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $41,818,204     $50,342,707     $12,265,207
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         12,938          95,170           8,585

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        102,407         103,369          27,750
                                            -----------     -----------     -----------
       Total net assets.................    $41,728,735     $50,334,508     $12,246,042
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $41,728,735     $50,334,508     $12,246,042
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     11.14     $     11.92     $     13.14
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $45,179,503     $49,688,741     $12,193,272
                                            ===========     ===========     ===========







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $79,727,645    $141,786,592     $86,407,994
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        412,551         383,727         413,755

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        183,833         307,562         200,177
                                            -----------    ------------     -----------
       Total net assets.................    $79,956,363    $141,862,757     $86,621,572
                                            ===========    ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $79,956,363    $141,862,757     $86,621,572
                                            ===========    ============     ===========

     Variable accumulation unit value...    $     11.10    $      13.90     $     13.78
                                            ===========    ============     ===========


Identified Cost of Investment...........    $85,683,486    $146,419,412     $98,194,126
                                            ===========    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $93,192,224     $20,157,815     $65,416,960     $43,925,705     $21,604,616      $56,668,403      $39,021,792
            138,325              --              --              --              --          187,929               --

            722,413          19,410         904,820         116,459          26,287          (55,168)         387,700



            176,572          46,732         136,404          84,798          45,028          134,065           81,703
        -----------     -----------     -----------     -----------     -----------      -----------      -----------
        $93,876,390     $20,130,493     $66,185,376     $43,957,366     $21,585,875      $56,667,099      $39,327,789
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $93,876,390     $20,130,493     $66,185,376     $43,957,366     $21,585,875      $56,667,099      $39,327,789
        ===========     ===========     ===========     ===========     ===========      ===========      ===========

        $      1.16     $     14.42     $     10.96     $     14.73     $     16.22      $     11.04      $     11.86
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $93,187,624     $22,660,063     $67,903,242     $41,644,911     $22,350,397      $59,654,961      $38,632,653
        ===========     ===========     ===========     ===========     ===========      ===========      ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $102,789,634     $31,256,454     $49,638,814     $52,708,409     $42,793,056    $103,196,639    $139,757,999
                 --              --              --              --              --              --              --

            234,887         169,743          27,689          71,620          56,441         981,226       1,335,742



            231,758          63,027         109,383         114,982         100,431         220,792         306,529
       ------------     -----------     -----------     -----------     -----------    ------------    ------------
       $102,792,763     $31,363,170     $49,557,120     $52,665,047     $42,749,066    $103,957,073    $140,787,212
       ============     ===========     ===========     ===========     ===========    ============    ============


       $102,792,763     $31,363,170     $49,557,120     $52,665,047     $42,749,066    $103,957,073    $140,787,212
       ============     ===========     ===========     ===========     ===========    ============    ============

       $      17.68     $     13.00     $     17.06     $     18.40     $     14.33    $      11.03    $      11.03
       ============     ===========     ===========     ===========     ===========    ============    ============


       $109,682,962     $29,880,848     $54,038,036     $52,670,399     $49,585,020    $107,106,943    $147,747,381
       ============     ===========     ===========     ===========     ===========    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $62,442,979     $18,198,191     $10,465,376
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         93,525           8,206           5,141

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        143,548          38,280          23,902
                                            -----------     -----------     -----------
       Total net assets.................    $62,392,956     $18,168,117     $10,446,615
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $62,392,956     $18,168,117     $10,446,615
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     13.56     $     12.21     $     12.97
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $63,044,303     $20,859,803     $11,201,432
                                            ===========     ===========     ===========







                                                               JANUS ASPEN
                                             JANUS ASPEN         SERIES           MFS(R)
                                               SERIES           WORLDWIDE        INVESTORS
                                             BALANCED--         GROWTH--      TRUST SERIES--
                                           SERVICE SHARES    SERVICE SHARES    SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investment, at net asset value........     $32,694,171       $13,699,137      $2,657,725
  Dividends due and accrued.............              --                --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................          77,013            60,186          13,705

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................          67,224            33,022           5,487
                                             -----------       -----------      ----------
       Total net assets.................     $32,703,960       $13,726,301      $2,665,943
                                             ===========       ===========      ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............     $32,703,960       $13,726,301      $2,665,943
                                             ===========       ===========      ==========

     Variable accumulation unit value...     $     14.73       $     12.52      $    14.28
                                             ===========       ===========      ==========


Identified Cost of Investment...........     $33,139,358       $15,566,466      $2,791,948
                                             ===========       ===========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
           ALGER              CVS             SMALL CAP
         AMERICAN           CALVERT          VALUE FUND,      DREYFUS IP                       FIDELITY(R) VIP
         SMALLCAP           SOCIAL            VARIABLE        TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
         GROWTH--          BALANCED           SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--
      CLASS S SHARES       PORTFOLIO           CLASS B      SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
      --------------------------------------------------------------------------------------------------------------------------


        $24,279,292       $4,670,763         $17,199,590      $11,035,443     $152,278,962       $50,349,999       $68,297,531
                 --               --                  --               --               --                --                --

             (6,724)           4,509               1,930           15,374          257,395           267,584            61,185



             53,951            9,791              40,304           23,104          335,317           122,343           143,174
        -----------       ----------         -----------      -----------     ------------       -----------       -----------
        $24,218,617       $4,665,481         $17,161,216      $11,027,713     $152,201,040       $50,495,240       $68,215,542
        ===========       ==========         ===========      ===========     ============       ===========       ===========


        $24,218,617       $4,665,481         $17,161,216      $11,027,713     $152,201,040       $50,495,240       $68,215,542
        ===========       ==========         ===========      ===========     ============       ===========       ===========

        $     17.80       $    12.36         $     11.47      $     12.12     $      17.06       $     13.22       $     20.59
        ===========       ==========         ===========      ===========     ============       ===========       ===========


        $23,132,003       $5,145,184         $20,247,000      $11,034,857     $190,191,415       $63,665,563       $76,755,555
        ===========       ==========         ===========      ===========     ============       ===========       ===========






                                         NEUBERGER
                                          BERMAN
                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE      VAN ECK
         RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY         WORLDWIDE
         SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME           HARD
       SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II      ASSETS
      --------------------------------------------------------------------------------------------------------------


        $4,247,679     $201,221,245     $17,906,784     $41,890,000     $29,577,843     $68,990,910    $214,976,648
                --               --              --              --              --              --              --

            (2,885)         542,588         (36,472)        108,198         161,614         184,356       1,315,162



             9,584          412,492          40,231          93,450          62,944         163,976         377,616
        ----------     ------------     -----------     -----------     -----------     -----------    ------------
        $4,235,210     $201,351,341     $17,830,081     $41,904,748     $29,676,513     $69,011,290    $215,914,194
        ==========     ============     ===========     ===========     ===========     ===========    ============


        $4,235,210     $201,351,341     $17,830,081     $41,904,748     $29,676,513     $69,011,290    $215,914,194
        ==========     ============     ===========     ===========     ===========     ===========    ============

        $    14.85     $      25.08     $     16.57     $     14.34     $     13.00     $     14.09    $      47.89
        ==========     ============     ===========     ===========     ===========     ===========    ============


        $4,142,283     $202,660,549     $18,599,888     $47,556,420     $30,828,756     $82,386,825    $165,918,875
        ==========     ============     ===========     ===========     ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                            VAN KAMPEN
                                                UIF           VICTORY
                                             EMERGING           VIF
                                              MARKETS       DIVERSIFIED
                                             EQUITY--         STOCK--
                                             CLASS II     CLASS A SHARES
                                          ------------------------------

ASSETS:
  Investment, at net asset value........    $98,533,835     $8,200,526
  Dividends due and accrued.............             --             --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................      1,056,703            420

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        209,351         17,092
                                            -----------     ----------
       Total net assets.................    $99,381,187     $8,183,854
                                            ===========     ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $99,381,187     $8,183,854
                                            ===========     ==========

     Variable accumulation unit value...    $     31.42     $    14.19
                                            ===========     ==========


Identified Cost of Investment...........    $95,743,315     $8,366,021
                                            ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --     $        --
  Mortality and expense risk charges....       (363,143)       (413,449)       (100,848)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (363,143)       (413,449)       (100,848)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,100,427       2,720,738       1,794,574
  Cost of investments sold..............     (3,983,633)     (2,606,361)     (1,388,557)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        116,794         114,377         406,017
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on  investments.....     (2,851,797)       (156,105)     (1,627,249)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...     (2,735,003)        (41,728)     (1,221,232)
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(3,098,146)    $  (455,177)    $(1,322,080)
                                            ===========     ===========     ===========








                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --    $         --
  Mortality and expense risk charges....       (717,324)     (1,130,655)       (854,076)
                                            -----------     -----------    ------------
       Net investment income (loss).....       (717,324)     (1,130,655)       (854,076)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,431,947       3,400,310       1,384,821
  Cost of investments sold..............     (2,379,702)     (3,347,774)     (1,110,105)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................         52,245          52,536         274,716
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     (8,181,603)     (2,409,018)    (11,727,413)
                                            -----------     -----------    ------------
       Net gain (loss) on investments...     (8,129,358)     (2,356,482)    (11,452,697)
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(8,846,682)    $(3,487,137)   $(12,306,773)
                                            ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  1,054,355     $        --     $        --     $        --     $        --      $ 1,459,537      $        --
           (734,993)       (174,872)       (548,685)       (324,672)       (177,695)        (473,283)        (334,837)
       ------------     -----------     -----------     -----------     -----------      -----------      -----------
            319,362        (174,872)       (548,685)       (324,672)       (177,695)         986,254         (334,837)
       ------------     -----------     -----------     -----------     -----------      -----------      -----------

         10,411,731         797,527       2,094,777         260,019       2,129,914        6,201,303        4,214,196

        (10,411,183)       (682,985)     (1,969,900)       (215,079)     (1,428,337)      (6,670,804)      (4,075,895)
       ------------     -----------     -----------     -----------     -----------      -----------      -----------
                548         114,542         124,877          44,940         701,577         (469,501)         138,301
                 --              --              --              --              --               --               --

              4,515      (2,416,695)     (2,622,898)     (1,751,158)     (4,452,338)        (931,615)          56,646
       ------------     -----------     -----------     -----------     -----------      -----------      -----------
              5,063      (2,302,153)     (2,498,021)     (1,706,218)     (3,750,761)      (1,401,116)         194,947
       ------------     -----------     -----------     -----------     -----------      -----------      -----------

       $    324,425     $(2,477,025)    $(3,046,706)    $(2,030,890)    $(3,928,456)     $  (414,862)     $  (139,890)
       ============     ===========     ===========     ===========     ===========      ===========      ===========








                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $         --     $        --     $        --     $        --     $        --     $        --    $         --
           (868,063)       (253,454)       (396,284)       (409,819)       (351,485)       (880,557)     (1,188,112)
       ------------     -----------     -----------     -----------     -----------     -----------    ------------
           (868,063)       (253,454)       (396,284)       (409,819)       (351,485)       (880,557)     (1,188,112)
       ------------     -----------     -----------     -----------     -----------     -----------    ------------


          1,706,432       1,023,278       1,769,054       2,973,578       2,432,363       2,077,290       2,087,558
         (1,240,548)       (808,755)     (1,467,257)     (2,067,658)     (2,307,631)     (1,970,920)     (2,008,469)
       ------------     -----------     -----------     -----------     -----------     -----------    ------------
            465,884         214,523         301,797         905,920         124,732         106,370          79,089
                 --              --              --              --              --              --              --

        (11,448,551)     (1,725,566)     (3,347,360)     (6,804,133)     (4,235,827)     (5,798,097)    (10,927,327)
       ------------     -----------     -----------     -----------     -----------     -----------    ------------
        (10,982,667)     (1,511,043)     (3,045,563)     (5,898,213)     (4,111,095)     (5,691,727)    (10,848,238)
       ------------     -----------     -----------     -----------     -----------     -----------    ------------

       $(11,850,730)    $(1,764,497)    $(3,441,847)    $(6,308,032)    $(4,462,580)    $(6,572,284)   $(12,036,350)
       ============     ===========     ===========     ===========     ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)




                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --     $        --
  Mortality and expense risk charges....       (512,148)       (129,186)        (85,931)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (512,148)       (129,186)        (85,931)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,757,055       1,067,758       1,464,880
  Cost of investments sold..............     (2,258,045)     (1,094,132)     (1,316,002)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        499,010         (26,374)        148,878
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (8,859,483)     (1,748,028)     (1,037,074)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...     (8,360,473)     (1,774,402)       (888,196)
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(8,872,621)    $(1,903,588)    $  (974,127)
                                            ===========     ===========     ===========








                                                                                JANUS ASPEN
                                                               JANUS ASPEN        SERIES
                                           FIDELITY(R) VIP       SERIES          WORLDWIDE
                                              MID CAP--        BALANCED--        GROWTH--
                                           SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $     75,813       $   434,094      $    78,640
  Mortality and expense risk charges....        (535,611)         (254,768)        (125,448)
                                            ------------       -----------      -----------
       Net investment income (loss).....        (459,798)          179,326          (46,808)
                                            ------------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         888,038           431,329        2,202,757
  Cost of investments sold..............        (719,168)         (331,653)      (1,710,869)
                                            ------------       -----------      -----------
       Net realized gain (loss) on
          investments...................         168,870            99,676          491,888
  Realized gain distribution received...       9,457,630         2,127,281               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (14,409,412)       (3,475,159)      (3,376,162)
                                            ------------       -----------      -----------
       Net gain (loss) on investments...      (4,782,912)       (1,248,202)      (2,884,274)
                                            ------------       -----------      -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ (5,242,710)      $(1,068,876)     $(2,931,082)
                                            ============       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                           COLUMBIA
                           ALGER             CVS           SMALL CAP
                         AMERICAN          CALVERT        VALUE FUND,     DREYFUS IP                       FIDELITY(R) VIP
        MAINSTAY VP      SMALLCAP          SOCIAL          VARIABLE       TECHNOLOGY     FIDELITY(R) VIP       EQUITY-
          VALUE--        GROWTH--         BALANCED         SERIES--        GROWTH--      CONTRAFUND(R)--      INCOME--
       SERVICE CLASS  CLASS S SHARES      PORTFOLIO         CLASS B     SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2
      --------------------------------------------------------------------------------------------------------------------


       $    733,778     $        --       $      --       $        --     $        --     $     28,175       $        --
             71,736        (176,504)        (36,585)         (143,736)        (85,047)      (1,264,935)         (443,391)
       ------------     -----------       ---------       -----------     -----------     ------------       -----------
            805,514        (176,504)        (36,585)         (143,736)        (85,047)      (1,236,760)         (443,391)
       ------------     -----------       ---------       -----------     -----------     ------------       -----------


         30,966,245       2,585,936         243,586         1,114,462         680,232        3,303,659         2,902,180
        (36,622,494)     (1,730,035)       (247,950)       (1,125,386)       (553,076)      (3,123,745)       (3,068,788)
       ------------     -----------       ---------       -----------     -----------     ------------       -----------
         (5,656,249)        855,901          (4,364)          (10,924)        127,156          179,914          (166,608)
          4,170,346         321,498              --                --              --        3,662,744            47,761

            382,073      (5,997,801)       (308,881)       (1,657,872)     (1,587,269)     (23,437,646)       (8,515,547)
       ------------     -----------       ---------       -----------     -----------     ------------       -----------
         (1,103,830)     (4,820,402)       (313,245)       (1,668,796)     (1,460,113)     (19,594,988)       (8,634,394)
       ------------     -----------       ---------       -----------     -----------     ------------       -----------

       $   (298,316)    $(4,996,906)      $(349,830)      $(1,812,532)    $(1,545,160)    $(20,831,748)      $(9,077,785)
       ============     ===========       =========       ===========     ===========     ============       ===========






                                                         NEUBERGER
                                                          BERMAN
                                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II
      --------------------------------------------------------------------------------------------------------------


         $  11,609       $  10,427     $  2,100,336     $        --     $        --      $      --     $    672,376
           (20,577)        (35,461)      (1,615,722)       (159,998)       (361,524)      (240,442)        (591,598)
         ---------       ---------     ------------     -----------     -----------      ---------     ------------
            (8,968)        (25,034)         484,614        (159,998)       (361,524)      (240,442)          80,778
         ---------       ---------     ------------     -----------     -----------      ---------     ------------


           244,198         377,856        1,370,955       1,903,421         943,149        741,844        3,513,914
          (196,725)       (303,277)        (854,004)     (1,545,392)       (945,367)      (725,189)      (3,246,461)
         ---------       ---------     ------------     -----------     -----------      ---------     ------------
            47,473          74,579          516,951         358,029          (2,218)        16,655          267,453
           155,864              --       25,568,522              --              --             --        2,011,218

          (434,580)       (529,577)     (31,018,564)     (2,547,805)     (2,833,019)       407,191      (13,676,871)
         ---------       ---------     ------------     -----------     -----------      ---------     ------------
          (231,243)       (454,998)      (4,933,091)     (2,189,776)     (2,835,237)       423,846      (11,398,200)
         ---------       ---------     ------------     -----------     -----------      ---------     ------------

         $(240,211)      $(480,032)    $ (4,448,477)    $(2,349,774)    $(3,196,761)     $ 183,404     $(11,317,422)
         =========       =========     ============     ===========     ===========      =========     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)


                                                            VAN KAMPEN
                                                                UIF           VICTORY
                                              VAN ECK        EMERGING           VIF
                                             WORLDWIDE        MARKETS       DIVERSIFIED
                                               HARD          EQUITY--         STOCK--
                                              ASSETS         CLASS II     CLASS A SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   392,906    $         --      $  21,793
  Mortality and expense risk charges....     (1,507,421)       (825,082)       (63,134)
                                            -----------    ------------      ---------
       Net investment income (loss).....     (1,114,515)       (825,082)       (41,341)
                                            -----------    ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,136,288       3,114,001        315,842
  Cost of investments sold..............     (4,076,801)     (1,598,998)      (275,443)
                                            -----------    ------------      ---------
       Net realized gain (loss) on
          investments...................      4,059,487       1,515,003         40,399
  Realized gain distribution received...     21,515,237              --             --
  Change in unrealized appreciation
     (depreciation) on investments......     12,593,064     (17,897,624)      (562,987)
                                            -----------    ------------      ---------
       Net gain (loss) on investments...     38,167,788     (16,382,621)      (522,588)
                                            -----------    ------------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $37,053,273    $(17,207,703)     $(563,929)
                                            ===========    ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (363,143)      $   154,417       $  (413,449)      $   634,878
     Net realized gain (loss) on investments................         116,794           265,757           114,377            22,589
     Realized gain distribution received....................              --         1,635,096                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,851,797)       (2,004,926)         (156,105)          582,053
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,098,146)           50,344          (455,177)        1,239,520
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,856,953        10,999,663         5,774,753         6,638,220
     Policyowners' surrenders...............................        (981,821)       (1,672,256)       (1,203,761)       (1,100,568)
     Policyowners' annuity and death benefits...............         (66,059)         (224,193)          (53,413)         (149,068)
     Net transfers from (to) Fixed Account..................       2,477,735         6,473,210         4,171,168         3,799,294
     Transfers between Investment Divisions.................      (4,802,852)       (2,733,116)        7,294,857         4,956,189
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................        (516,044)       12,843,308        15,983,604        14,144,067
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (3,614,190)       12,893,652        15,528,427        15,383,587

NET ASSETS:
     Beginning of period....................................      45,342,925        32,449,273        34,806,081        19,422,494
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $41,728,735       $45,342,925       $50,334,508       $34,806,081
                                                                 ===========       ===========       ===========       ===========








                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                    DEVELOPING GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (324,672)      $   166,730       $  (177,695)      $  (210,608)
     Net realized gain (loss) on investments................          44,940           134,944           701,577           300,881
     Realized gain distribution received....................              --           766,076                --           722,152
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,751,158)        1,957,519        (4,452,338)        2,653,206
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,030,890)        3,025,269        (3,928,456)        3,465,631
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,606,237         6,687,692         3,166,253         6,823,857
     Policyowners' surrenders...............................        (846,233)       (1,326,097)         (454,182)         (506,269)
     Policyowners' annuity and death benefits...............         (42,939)          (84,559)          (75,525)          (58,079)
     Net transfers from (to) Fixed Account..................       3,992,021         3,225,111         2,051,269         1,676,160
     Transfers between Investment Divisions.................       2,937,221         1,234,930        (1,337,836)        2,373,884
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      11,646,307         9,737,077         3,349,979        10,309,553
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       9,615,417        12,762,346          (578,477)       13,775,184

NET ASSETS:
     Beginning of period....................................      34,341,949        21,579,603        22,164,352         8,389,168
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $43,957,366       $34,341,949       $21,585,875       $22,164,352
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                                                        MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--                 CASH                     COMMON STOCK--                 ALLOCATION--
             SERVICE CLASS                   MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (100,848)   $  (187,035)   $   319,362   $    954,815    $  (174,872)   $   (69,533)   $  (548,685)   $   685,964
           406,017        337,025            548           (264)       114,542        174,033        124,877         86,732
                --             --             --             --             --      1,454,662             --        751,455

        (1,627,249)       768,261          4,515            406     (2,416,695)    (1,371,781)    (2,622,898)      (233,173)
       -----------    -----------    -----------   ------------    -----------    -----------    -----------    -----------

        (1,322,080)       918,251        324,425        954,957     (2,477,025)       187,381     (3,046,706)     1,290,978
       -----------    -----------    -----------   ------------    -----------    -----------    -----------    -----------


           470,820      2,818,879     25,834,139     43,728,820      1,771,442      7,299,188      9,769,292     17,705,848
          (328,155)      (531,274)    (3,369,275)    (3,178,672)      (434,525)      (630,843)    (1,242,869)      (647,038)
          (152,003)       (35,876)    (1,416,124)    (1,522,348)       (33,043)       (16,738)       (43,739)       (62,196)
         1,127,533      1,072,600      7,404,350      6,780,718      1,206,895      2,460,687      5,805,753      9,264,131
          (487,912)      (418,451)    16,280,004    (16,709,467)      (616,352)       482,476      3,734,458     10,673,494
       -----------    -----------    -----------   ------------    -----------    -----------    -----------    -----------
           630,283      2,905,878     44,733,094     29,099,051      1,894,417      9,594,770     18,022,895     36,934,239
       -----------    -----------    -----------   ------------    -----------    -----------    -----------    -----------
          (691,797)     3,824,129     45,057,519     30,054,008       (582,608)     9,782,151     14,976,189     38,225,217


        12,937,839      9,113,710     48,818,871     18,764,863     20,713,101     10,930,950     51,209,187     12,983,970
       -----------    -----------    -----------   ------------    -----------    -----------    -----------    -----------
       $12,246,042    $12,937,839    $93,876,390   $ 48,818,871    $20,130,493    $20,713,101    $66,185,376    $51,209,187
       ===========    ===========    ===========   ============    ===========    ===========    ===========    ===========







                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   986,254   $  2,363,918    $  (334,837)   $   596,983    $  (717,324)   $  (248,864)  $ (1,130,655)  $  6,382,276
          (469,501)      (480,471)       138,301         31,613         52,245        212,166         52,536         91,052
                --             --             --             --             --      2,578,520             --             --

          (931,615)    (1,985,500)        56,646        187,129     (8,181,603)       571,348     (2,409,018)    (6,794,553)
       -----------   ------------    -----------    -----------    -----------    -----------   ------------   ------------

          (414,862)      (102,053)      (139,890)       815,725     (8,846,682)     3,113,170     (3,487,137)      (321,225)
       -----------   ------------    -----------    -----------    -----------    -----------   ------------   ------------

         3,205,985     29,792,807      3,912,502      3,809,606     11,460,593     32,050,100     10,660,814     37,457,210
        (1,482,527)    (2,567,359)      (855,684)      (832,301)    (1,608,344)    (1,500,997)    (3,360,428)    (4,247,796)
           (77,756)      (289,055)       (28,280)      (111,442)        (1,593)       (12,664)      (199,816)      (761,179)
         3,582,550     12,672,860      2,194,454      1,764,701      7,698,539      9,901,140      8,675,306     18,857,524
        (6,605,752)   (18,692,832)    13,592,335      1,945,703     (2,425,800)     2,861,743     (4,159,565)    (1,279,672)
       -----------   ------------    -----------    -----------    -----------    -----------   ------------   ------------
        (1,377,500)    20,916,421     18,815,327      6,576,267     15,123,395     43,299,322     11,616,311     50,026,087
       -----------   ------------    -----------    -----------    -----------    -----------   ------------   ------------
        (1,792,362)    20,814,368     18,675,437      7,391,992      6,276,713     46,412,492      8,129,174     49,704,862


        58,459,461     37,645,093     20,652,352     13,260,360     73,679,650     27,267,158    133,733,583     84,028,721
       -----------   ------------    -----------    -----------    -----------    -----------   ------------   ------------
       $56,667,099   $ 58,459,461    $39,327,789    $20,652,352    $79,956,363    $73,679,650   $141,862,757   $133,733,583
       ===========   ============    ===========    ===========    ===========    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                          MAINSTAY VP
                                                                          ICAP SELECT                         MAINSTAY VP
                                                                           EQUITY--                        INCOME & GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (854,076)      $  (318,786)          --           $    189,688
     Net realized gain (loss) on investments................         274,716           441,061           --             (1,603,323)
     Realized gain distribution received....................              --         1,354,212           --              2,015,925
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (11,727,413)       (1,386,239)          --             (1,062,256)
                                                                ------------       -----------           --           ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (12,306,773)           90,248           --               (459,966)
                                                                ------------       -----------           --           ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       9,795,906        20,269,464           --              1,588,179
     Policyowners' surrenders...............................      (1,209,402)       (1,101,294)          --               (291,006)
     Policyowners' annuity and death benefits...............         (73,557)         (197,512)          --               (117,214)
     Net transfers from (to) Fixed Account..................       7,063,213         8,731,588           --              3,631,989
     Transfers between Investment Divisions.................      30,239,504        15,179,049           --            (12,614,898)
                                                                ------------       -----------           --           ------------
       Net contributions and (withdrawals)..................      45,815,664        42,881,295           --             (7,802,950)
                                                                ------------       -----------           --           ------------
          Increase (decrease) in net assets.................      33,508,891        42,971,543           --             (8,262,916)

NET ASSETS:
     Beginning of period....................................      53,112,681        10,141,138           --              8,262,916
                                                                ------------       -----------           --           ------------
     End of period..........................................    $ 86,621,572       $53,112,681           --           $         --
                                                                ============       ===========           ==           ============







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                        MID CAP VALUE--                      ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (351,485)      $  (369,473)     $   (880,557)      $   547,425
     Net realized gain (loss) on investments................         124,732           413,941           106,370           135,825
     Realized gain distribution received....................              --         4,043,358                --         1,542,081
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,235,827)       (6,184,775)       (5,798,097)          492,305
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,462,580)       (2,096,949)       (6,572,284)        2,717,636
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,797,856        10,392,531        20,065,331        30,387,019
     Policyowners' surrenders...............................      (1,458,789)       (2,247,870)       (1,753,119)       (1,554,059)
     Policyowners' annuity and death benefits...............        (187,579)         (272,117)         (186,133)         (362,490)
     Net transfers from (to) Fixed Account..................       1,939,050         5,422,267        12,420,165        13,123,211
     Transfers between Investment Divisions.................      (1,768,538)         (952,259)        1,976,399         4,113,916
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................         322,000        12,342,552        32,522,643        45,707,597
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      (4,140,580)       10,245,603        25,950,359        48,425,233

NET ASSETS:
     Beginning of period....................................      46,889,646        36,644,043        78,006,714        29,581,481
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $42,749,066       $46,889,646      $103,957,073       $78,006,714
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP                   MAINSTAY VP
             INTERNATIONAL                   LARGE CAP                    MAINSTAY VP                   MAINSTAY VP
                EQUITY--                      GROWTH--                   MID CAP CORE--               MID CAP GROWTH--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (868,063)  $   (874,869)   $  (253,454)   $  (262,314)   $  (396,284)   $  (634,404)   $  (409,819)   $  (830,189)
           465,884        432,586        214,523        286,290        301,797        375,255        905,920        549,275
                --      5,951,786             --             --             --      4,713,371             --      3,799,123

       (11,448,551)    (4,700,617)    (1,725,566)     2,444,639     (3,347,360)    (4,286,944)    (6,804,133)     1,799,264
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

       (11,850,730)       808,886     (1,764,497)     2,468,615     (3,441,847)       167,278     (6,308,032)     5,317,473
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

         9,512,561     33,898,491      3,958,726      8,685,001      3,277,453     14,994,524      3,809,260     10,941,276
        (2,165,037)    (3,063,835)      (650,273)      (627,457)      (971,378)    (1,677,314)    (1,261,038)    (2,039,477)
          (111,777)      (227,408)       (80,160)       (91,019)       (92,604)      (115,500)      (169,493)      (239,381)
         8,406,559     15,355,508      3,624,114      3,105,119      2,859,168      6,772,499      2,975,302      4,142,430
        (2,082,133)       (22,693)     1,192,632      2,482,125     (2,491,689)      (683,632)    (4,019,322)     1,013,230
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
        13,560,173     45,940,063      8,045,039     13,553,769      2,580,950     19,290,577      1,334,709     13,818,078
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
         1,709,443     46,748,949      6,280,542     16,022,384       (860,897)    19,457,855     (4,973,323)    19,135,551

       101,083,320     54,334,371     25,082,628      9,060,244     50,418,017     30,960,162     57,638,370     38,502,819
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
      $102,792,763   $101,083,320    $31,363,170    $25,082,628    $49,557,120    $50,418,017    $52,665,047    $57,638,370
      ============   ============    ===========    ===========    ===========    ===========    ===========    ===========






              MAINSTAY VP
                MODERATE                                                  MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    SMALL CAP                    MAINSTAY VP
              ALLOCATION--                S&P 500 INDEX--                   GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,188,112)  $    339,025    $  (512,148)   $  (106,791)   $  (129,186)   $  (326,476)   $   (85,931)   $    43,584
            79,089        247,511        499,010        415,162        (26,374)       247,101        148,878        171,556
                --      3,605,231             --             --             --      1,457,877             --        718,569

       (10,927,327)       604,086     (8,859,483)     1,128,142     (1,748,028)    (2,435,263)    (1,037,074)      (474,373)
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

       (12,036,350)     4,795,853     (8,872,621)     1,436,513     (1,903,588)    (1,056,761)      (974,127)       459,336
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

        24,405,710     52,057,233      3,601,299     15,018,291      1,108,304      3,333,163        660,434      1,716,213
        (2,419,190)    (2,094,985)    (1,389,334)    (2,460,339)      (467,802)      (916,207)      (344,101)      (716,116)
          (118,403)      (476,120)       (90,647)      (321,376)       (28,359)       (46,257)        (5,365)       (87,663)
        11,086,203     18,011,079      3,312,379      5,978,264        515,057      1,197,464        539,086      1,217,901
        (1,436,809)     1,575,044     (1,338,915)    (2,174,831)      (637,190)    (1,183,024)      (474,514)        55,751
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
        31,517,511     69,072,251      4,094,782     16,040,009        490,010      2,385,139        375,540      2,186,086
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
        19,481,161     73,868,104     (4,777,839)    17,476,522     (1,413,578)     1,328,378       (598,587)     2,645,422

       121,306,051     47,437,947     67,170,795     49,694,273     19,581,695     18,253,317     11,045,202      8,399,780
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
      $140,787,212   $121,306,051    $62,392,956    $67,170,795    $18,168,117    $19,581,695    $10,446,615    $11,045,202
      ============   ============    ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                                                            ALGER AMERICAN
                                                                          MAINSTAY VP                          SMALLCAP
                                                                            VALUE--                            GROWTH--
                                                                         SERVICE CLASS                      CLASS S SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    805,514       $   (51,805)      $  (176,504)      $  (506,683)
     Net realized gain (loss) on investments................      (5,656,249)          492,488           855,901         1,379,140
     Realized gain distribution received....................       4,170,346         2,535,327           321,498                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         382,073        (3,194,111)       (5,997,801)        3,108,955
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (298,316)         (218,101)       (4,996,906)        3,981,412
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         822,310         8,210,616            88,801         4,615,768
     Policyowners' surrenders...............................        (668,677)       (1,324,778)         (688,085)       (1,229,785)
     Policyowners' annuity and death benefits...............         (13,342)         (123,261)          (36,723)         (140,856)
     Net transfers from (to) Fixed Account..................       1,067,963         3,817,876            68,068         2,236,519
     Transfers between Investment Divisions.................     (31,121,937)       (2,455,475)       (1,149,331)       (2,161,278)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................     (29,913,683)        8,124,978        (1,717,270)        3,320,368
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (30,211,999)        7,906,877        (6,714,176)        7,301,780

NET ASSETS:
     Beginning of period....................................      30,211,999        22,305,122        30,932,793        23,631,013
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $         --       $30,211,999       $24,218,617       $30,932,793
                                                                ============       ===========       ===========       ===========






                                                                          FIDELITY(R)                         FIDELITY(R)
                                                                              VIP                                 VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                        SERVICE CLASS 2                     SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (443,391)      $   113,171      $   (459,798)      $  (641,560)
     Net realized gain (loss) on investments................        (166,608)          152,853           168,870           341,392
     Realized gain distribution received....................          47,761         4,794,012         9,457,630         4,008,596
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (8,515,547)       (6,275,130)      (14,409,412)        2,274,222
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (9,077,785)       (1,215,094)       (5,242,710)        5,982,650
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,393,141        17,118,682         5,334,664        15,769,662
     Policyowners' surrenders...............................      (1,486,771)       (1,863,414)       (1,472,521)       (2,044,247)
     Policyowners' annuity and death benefits...............         (34,446)         (261,664)         (100,371)         (251,518)
     Net transfers from (to) Fixed Account..................       3,611,060         6,758,217         4,500,763         7,457,811
     Transfers between Investment Divisions.................      (3,352,801)        1,436,326        (1,797,707)         (427,690)
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................       2,130,183        23,188,147         6,464,828        20,504,018
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      (6,947,602)       21,973,053         1,222,118        26,486,668

NET ASSETS:
     Beginning of period....................................      57,442,842        35,469,789        66,993,424        40,506,756
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $50,495,240       $57,442,842      $ 68,215,542       $66,993,424
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
              CVS CALVERT                    SMALL CAP                     DREYFUS IP                   FIDELITY(R)
                 SOCIAL                     VALUE FUND,                    TECHNOLOGY                       VIP
                BALANCED                      VARIABLE                      GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                  SERIES--CLASS B                SERVICE SHARES               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (36,585)    $   42,686     $  (143,736)   $  (246,294)   $   (85,047)   $  (148,758)  $ (1,236,760)  $   (977,106)
           (4,364)        51,646         (10,924)       217,504        127,156        157,360        179,914        174,002
               --        261,056              --      1,770,326             --             --      3,662,744     35,705,042

         (308,881)      (327,970)     (1,657,872)    (2,671,408)    (1,587,269)       976,391    (23,437,646)   (18,820,484)
       ----------     ----------     -----------    -----------    -----------    -----------   ------------   ------------

         (349,830)        27,418      (1,812,532)      (929,872)    (1,545,160)       984,993    (20,831,748)    16,081,454
       ----------     ----------     -----------    -----------    -----------    -----------   ------------   ------------

          409,515        901,757       1,078,831      4,301,619      1,035,550      2,513,496     13,954,330     39,532,838
          (90,191)      (114,912)       (314,071)      (629,882)      (272,332)      (396,714)    (3,210,881)    (4,408,939)
          (41,380)            --         (32,628)       (46,015)        (8,527)       (43,735)      (232,947)      (530,184)
          202,594        419,538         850,359      2,566,295        590,121        990,720     12,203,489     18,150,051
         (109,382)      (237,848)       (705,248)      (532,401)      (468,618)       354,794     (1,315,238)      (572,463)
       ----------     ----------     -----------    -----------    -----------    -----------   ------------   ------------
          371,156        968,535         877,243      5,659,616        876,194      3,418,561     21,398,753     52,171,303
       ----------     ----------     -----------    -----------    -----------    -----------   ------------   ------------
           21,326        995,953        (935,289)     4,729,744       (668,966)     4,403,554        567,005     68,252,757


        4,644,155      3,648,202      18,096,505     13,366,761     11,696,679      7,293,125    151,634,035     83,381,278
       ----------     ----------     -----------    -----------    -----------    -----------   ------------   ------------
       $4,665,481     $4,644,155     $17,161,216    $18,096,505    $11,027,713    $11,696,679   $152,201,040   $151,634,035
       ==========     ==========     ===========    ===========    ===========    ===========   ============   ============





                                            JANUS ASPEN
              JANUS ASPEN                      SERIES
                 SERIES                      WORLDWIDE                  MFS(R) INVESTORS                   MFS(R)
               BALANCED--                     GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
             SERVICE SHARES                SERVICE SHARES                SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   179,326    $   158,375    $   (46,808)   $  (118,421)   $   (8,968)    $  (21,932)    $  (25,034)    $  (45,790)
            99,676        218,942        491,888        215,994        47,473         74,198         74,579         53,062
         2,127,281             --             --             --       155,864         15,603             --             --

        (3,475,159)     1,295,018     (3,376,162)       343,773      (434,580)        74,368       (529,577)       317,249
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

        (1,068,876)     1,672,335     (2,931,082)       441,346      (240,211)       142,237       (480,032)       324,521
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

         3,111,886      5,133,478      1,357,729      4,188,251       467,525        457,464        337,583        971,694
          (743,068)    (1,116,660)      (432,026)      (469,290)      (38,941)       (64,203)       (85,064)      (117,262)
            (6,255)      (189,841)       (26,204)       (16,724)           --        (17,163)            --         (6,961)
         2,233,598      3,334,414      1,517,953      2,036,456        95,512        185,414        226,642        531,531
         1,813,416      1,169,079        236,932        565,389       (18,947)        58,458       (309,226)       267,864
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
         6,409,577      8,330,470      2,654,384      6,304,082       505,149        619,970        169,935      1,646,866
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
         5,340,701     10,002,805       (276,698)     6,745,428       264,938        762,207       (310,097)     1,971,387

        27,363,259     17,360,454     14,002,999      7,257,571     2,401,005      1,638,798      4,545,307      2,573,920
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
       $32,703,960    $27,363,259    $13,726,301    $14,002,999    $2,665,943     $2,401,005     $4,235,210     $4,545,307
       ===========    ===========    ===========    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                            MFS(R)                             NEUBERGER
                                                                           UTILITIES                            BERMAN
                                                                           SERIES--                           AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    484,614      $ (1,260,578)      $  (159,998)      $  (181,164)
     Net realized gain (loss) on investments................         516,951           807,224           358,029           271,551
     Realized gain distribution received....................      25,568,522         6,331,900                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (31,018,564)       17,280,963        (2,547,805)        1,284,306
                                                                ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,448,477)       23,159,509        (2,349,774)        1,374,693
                                                                ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      22,198,109        56,802,337         1,908,753         6,153,434
     Policyowners' surrenders...............................      (4,706,115)       (4,715,952)         (444,260)         (473,123)
     Policyowners' annuity and death benefits...............        (259,305)         (858,086)          (62,063)          (12,019)
     Net transfers from (to) Fixed Account..................      16,942,385        22,511,535         1,617,799         1,959,758
     Transfers between Investment Divisions.................          80,575         5,807,166          (767,349)        3,279,770
                                                                ------------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................      34,255,649        79,547,000         2,252,880        10,907,820
                                                                ------------      ------------       -----------       -----------
          Increase (decrease) in net assets.................      29,807,172       102,706,509           (96,894)       12,282,513
NET ASSETS:
     Beginning of period....................................     171,544,169        68,837,660        17,926,975         5,644,462
                                                                ------------      ------------       -----------       -----------
     End of period..........................................    $201,351,341      $171,544,169       $17,830,081       $17,926,975
                                                                ============      ============       ===========       ===========






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                         EQUITY INCOME                           HARD
                                                                         PORTFOLIO--II                          ASSETS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $     80,778       $  (110,066)     $ (1,114,515)     $ (1,561,850)
     Net realized gain (loss) on investments................         267,453           330,080         4,059,487         1,099,609
     Realized gain distribution received....................       2,011,218         4,379,412        21,515,237         8,103,279
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (13,676,871)       (4,682,538)       12,593,064        26,500,670
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (11,317,422)          (83,112)       37,053,273        34,141,708
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,393,579        20,454,557        20,848,909        43,510,901
     Policyowners' surrenders...............................      (1,689,876)       (2,916,387)       (4,500,516)       (3,951,164)
     Policyowners' annuity and death benefits...............        (114,891)         (347,734)         (269,595)         (465,122)
     Net transfers from (to) Fixed Account..................       5,036,656         8,456,802        13,633,446        15,697,501
     Transfers between Investment Divisions.................      (3,273,258)           (9,248)         (223,293)        2,084,811
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................       4,352,210        25,637,990        29,488,951        56,876,927
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................      (6,965,212)       25,554,878        66,542,224        91,018,635
NET ASSETS:
     Beginning of period....................................      75,976,502        50,421,624       149,371,970        58,353,335
                                                                ------------       -----------      ------------      ------------
     End of period..........................................    $ 69,011,290       $75,976,502      $215,914,194      $149,371,970
                                                                ============       ===========      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











            ROYCE MICRO-CAP               ROYCE SMALL-CAP
              PORTFOLIO--                   PORTFOLIO--
            INVESTMENT CLASS              INVESTMENT CLASS
     ----------------------------- -----------------------------
          2008           2007           2008           2007
     -----------------------------------------------------------



       $  (361,524)   $    54,799    $  (240,442)   $  (345,830)
            (2,218)       131,168         16,655         38,386
                --      3,058,462             --      1,098,756

        (2,833,019)    (3,458,662)       407,191     (2,229,872)
       -----------    -----------    -----------    -----------

        (3,196,761)      (214,233)       183,404     (1,438,560)
       -----------    -----------    -----------    -----------

         4,587,532     16,133,102      2,967,164      9,399,307
          (782,480)      (986,500)      (496,888)      (681,703)
           (38,696)       (63,650)        (7,303)       (72,767)
         4,368,169      5,535,767      2,113,072      3,899,619
          (478,103)       630,736        349,402        488,641
       -----------    -----------    -----------    -----------
         7,656,422     21,249,455      4,925,447     13,033,097
       -----------    -----------    -----------    -----------
         4,459,661     21,035,222      5,108,851     11,594,537

        37,445,087     16,409,865     24,567,662     12,973,125
       -----------    -----------    -----------    -----------
       $41,904,748    $37,445,087    $29,676,513    $24,567,662
       ===========    ===========    ===========    ===========





                VAN KAMPEN                        VICTORY
                    UIF                             VIF
             EMERGING MARKETS               DIVERSIFIED STOCK--
             EQUITY--CLASS II                 CLASS A SHARES
      ------------------------------  ------------------------------
           2008            2007            2008            2007
      --------------------------------------------------------------




       $   (825,082)    $  (767,920)    $  (41,341)     $  (67,932)
          1,515,003       1,427,065         40,399         113,621
                 --       6,517,219             --         505,162

        (17,897,624)     11,770,673       (562,987)       (121,632)
       ------------     -----------     ----------      ----------

        (17,207,703)     18,947,037       (563,929)        429,219
       ------------     -----------     ----------      ----------

         14,802,425      30,853,801        726,473       1,633,162
         (2,406,208)     (2,386,765)      (180,587)       (229,983)
           (138,297)       (125,776)       (16,742)         (4,098)
         10,004,467       9,648,647        574,292         830,725
            (28,984)     (1,128,787)        76,865        (100,502)
       ------------     -----------     ----------      ----------
         22,233,403      36,861,120      1,180,301       2,129,304
       ------------     -----------     ----------      ----------
          5,025,700      55,808,157        616,372       2,558,523

         94,355,487      38,547,330      7,567,482       5,008,959
       ------------     -----------     ----------      ----------
       $ 99,381,187     $94,355,487     $8,183,854      $7,567,482
       ============     ===========     ==========      ==========









The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
Alger American SmallCap Growth--Class S Shares(2)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

-------

(1) The MainStay VP Value--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on May 16, 2008.
(2) New allocations to Alger American SmallCap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At June 30, 2008, the investments of Separate Account-IV are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......         4,104             3,610               501            93,188
Identified cost........       $45,180           $49,689           $12,193           $93,188






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
                              BOND--           EQUITY--          EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        14,381             7,026             6,300             2,225
Identified cost........      $146,419           $98,194          $109,683           $29,881



Investment activity for the six months ended June 30, 2008, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $3,250            $18,347           $2,365            $55,213
Proceeds from sales....        4,100              2,721            1,795             10,412






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
                              BOND--           EQUITY--          EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $13,893           $46,547           $14,660           $8,851
Proceeds from sales....         3,400             1,385             1,706            1,023

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


              961             6,216             3,307             1,754             6,132             3,511             7,617
          $22,660           $67,903           $41,645           $22,350           $59,655           $38,633           $85,683






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            3,577             3,759             3,788             9,744            13,254             2,375             1,899
          $54,038           $52,670           $49,585          $107,107          $147,747           $63,044           $20,860









        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $2,568            $18,785           $11,617           $5,500            $6,275            $22,367           $17,244
             798              2,095               260            2,130             6,201              4,214             2,432






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $4,064            $4,089            $2,478            $33,575           $31,525           $6,398            $1,449
           1,769             2,974             2,432              2,077             2,088            2,757             1,068

--------------------------------------------------------------------------------









                                                                   ALGER               CVS
                            MAINSTAY VP                          AMERICAN            CALVERT
                               TOTAL          MAINSTAY VP        SMALLCAP            SOCIAL
                             RETURN--           VALUE--          GROWTH--           BALANCED
                           SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        PORTFOLIO
                          ----------------------------------------------------------------------


Number of shares.......           620              --                 889             2,605
Identified cost........       $11,201             $--             $23,132            $5,145





                                                                                   NEUBERGER
                                                                                  BERMAN AMT
                              MFS(R)            MFS(R)            MFS(R)            MID-CAP
                             INVESTORS         RESEARCH          UTILITIES          GROWTH
                          TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S
                          --------------------------------------------------------------------


Number of shares.......          133               234              7,090               722
Identified cost........       $2,792            $4,142           $202,661           $18,600








                                                                   ALGER               CVS
                            MAINSTAY VP                          AMERICAN            CALVERT
                               TOTAL          MAINSTAY VP        SMALLCAP            SOCIAL
                             RETURN--           VALUE--          GROWTH--           BALANCED
                           SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        PORTFOLIO
                          ----------------------------------------------------------------------


Purchases..............       $1,816            $ 6,023           $  999              $578
Proceeds from sales....        1,465             30,966            2,586               244





                                                                                   NEUBERGER
                                                                                  BERMAN AMT
                              MFS(R)            MFS(R)            MFS(R)            MID-CAP
                             INVESTORS         RESEARCH          UTILITIES          GROWTH
                          TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S
                          --------------------------------------------------------------------


Purchases..............        $883              $539             $62,031           $4,148
Proceeds from sales....         244               378               1,371            1,903

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







         COLUMBIA
         SMALL CAP                                                   FIDELITY(R)
        VALUE FUND,         DREYFUS IP           FIDELITY(R)             VIP             FIDELITY(R)         JANUS ASPEN
         VARIABLE           TECHNOLOGY               VIP               EQUITY-               VIP               SERIES
         SERIES--            GROWTH--          CONTRAFUND(R)--        INCOME--            MID CAP--          BALANCED--
          CLASS B         SERVICE SHARES       SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


            1,048               1,184                6,497               2,506               2,440               1,171
          $20,247             $11,035             $190,191             $63,666             $76,756             $33,139

        JANUS ASPEN
          SERIES
         WORLDWIDE
         GROWTH--
      SERVICE SHARES
      --------------


              479
          $15,566





                                                                                    VAN KAMPEN
           ROYCE                                 T. ROWE                                UIF             VICTORY
         MICRO-CAP            ROYCE               PRICE                              EMERGING             VIF
        PORTFOLIO--         SMALL-CAP            EQUITY             VAN ECK           MARKETS         DIVERSIFIED
        INVESTMENT         PORTFOLIO--           INCOME            WORLDWIDE         EQUITY--           STOCK--
           CLASS        INVESTMENT CLASS      PORTFOLIO-II        HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------


            3,346              2,914               3,515              4,994             4,825              667
          $47,556            $30,829             $82,387           $165,919           $95,743           $8,366






         COLUMBIA
         SMALL CAP                                                   FIDELITY(R)
        VALUE FUND,         DREYFUS IP           FIDELITY(R)             VIP             FIDELITY(R)         JANUS ASPEN
         VARIABLE           TECHNOLOGY               VIP               EQUITY-               VIP               SERIES
         SERIES--            GROWTH--          CONTRAFUND(R)--        INCOME--            MID CAP--          BALANCED--
          CLASS B         SERVICE SHARES       SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------------


          $1,879              $1,489               $27,495             $4,548              $16,458             $9,173
           1,114                 680                 3,304              2,902                  888                431

        JANUS ASPEN
          SERIES
         WORLDWIDE
         GROWTH--
      SERVICE SHARES
      --------------


          $4,904
           2,203





                                                                                    VAN KAMPEN
           ROYCE                                 T. ROWE                                UIF             VICTORY
         MICRO-CAP            ROYCE               PRICE                              EMERGING             VIF
        PORTFOLIO--         SMALL-CAP            EQUITY             VAN ECK           MARKETS         DIVERSIFIED
        INVESTMENT         PORTFOLIO--           INCOME            WORLDWIDE         EQUITY--           STOCK--
           CLASS        INVESTMENT CLASS      PORTFOLIO-II        HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------


          $8,517             $5,345              $9,878             $57,544           $24,039           $1,466
             943                742               3,514               8,136             3,114              316

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Elite Variable Annuity there is a lower surrender charge. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the Accumulation Value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity) and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:




                                                                           MAINSTAY VP
                                 MAINSTAY VP          MAINSTAY VP            CAPITAL            MAINSTAY VP
                                  BALANCED--             BOND--          APPRECIATION--             CASH
                                SERVICE CLASS        SERVICE CLASS        SERVICE CLASS          MANAGEMENT
                              -----------------    -----------------    ----------------    -------------------
                                2008       2007      2008       2007      2008      2007      2008        2007
                              ---------------------------------------------------------------------------------

Units issued................     435      1,421      1,402     1,300       116       259     42,291      44,552
Units redeemed..............    (505)      (391)      (104)     (109)      (72)      (73)    (4,160)    (18,966)
                                ----      -----      -----     -----       ---       ---     ------     -------
  Net increase (decrease)...     (70)     1,030      1,298     1,191        44       186     38,131      25,586
                                ====      =====      =====     =====       ===       ===     ======     =======


                                        MAINSTAY VP
                                          COMMON
                                          STOCK--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        189             611
Units redeemed..............        (72)            (40)
                                    ---             ---
  Net increase (decrease)...        117             571
                                    ===             ===






                                 MAINSTAY VP
                                  HIGH YIELD          MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                  CORPORATE           ICAP SELECT           INCOME &          INTERNATIONAL
                                    BOND--              EQUITY--            GROWTH--             EQUITY--
                                SERVICE CLASS        SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                              -----------------    -----------------    ----------------    -----------------
                                2008       2007      2008       2007      2008      2007      2008       2007
                              -------------------------------------------------------------------------------

Units issued................    1,308     3,850      3,031     2,729       --        331       935      2,414
Units redeemed..............     (557)     (445)       (86)      (81)      --       (893)     (241)      (173)
                                -----     -----      -----     -----       --       ----      ----      -----
  Net increase (decrease)...      751     3,405      2,945     2,648       --       (562)      694      2,241
                                =====     =====      =====     =====       ==       ====      ====      =====


                                        MAINSTAY VP
                                         LARGE CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        654            1,072
Units redeemed..............        (56)             (56)
                                    ---            -----
  Net increase (decrease)...        598            1,016
                                    ===            =====






                                                                                                ALGER
                                 MAINSTAY VP         MAINSTAY VP                              AMERICAN
                                  SMALL CAP             TOTAL            MAINSTAY VP          SMALLCAP
                                  GROWTH--            RETURN--             VALUE--            GROWTH--
                                SERVICE CLASS       SERVICE CLASS       SERVICE CLASS      CLASS S SHARES
                              ----------------    ----------------    ----------------    ----------------
                                2008      2007      2008      2007      2008      2007      2008      2007
                              ----------------------------------------------------------------------------

Units issued................     122       302        88       200        128      703         4       338
Units redeemed..............     (93)     (153)      (62)      (59)    (2,005)    (235)     (106)     (174)
                                 ---      ----       ---       ---     ------     ----      ----      ----
  Net increase (decrease)...      29       149        26       141     (1,877)     468      (102)      164
                                 ===      ====       ===       ===     ======     ====      ====      ====


                                        CVS CALVERT
                                          SOCIAL
                                         BALANCED
                                         PORTFOLIO
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................         45              96
Units redeemed..............        (19)            (27)
                                    ---             ---
  Net increase (decrease)...         26              69
                                    ===             ===





                                 JANUS ASPEN
                                   SERIES
                                  WORLDWIDE            MFS(R)              MFS(R)               MFS(R)
                                  GROWTH--            INVESTORS           RESEARCH            UTILITIES
                                   SERVICE         TRUST SERIES--         SERIES--             SERIES--
                                   SHARES           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                              ----------------    ----------------    ----------------    -----------------
                                2008      2007      2008      2007      2008      2007      2008       2007
                              -----------------------------------------------------------------------------

Units issued................     217       422       35        44         35       109      1,541     3,498
Units redeemed..............     (33)      (31)      (3)       (5)       (26)       (8)      (203)     (236)
                                 ---       ---       --        --        ---       ---      -----     -----
  Net increase (decrease)...     184       391       32        39          9       101      1,338     3,262
                                 ===       ===       ==        ==        ===       ===      =====     =====


                                         NEUBERGER
                                        BERMAN AMT
                                          MID-CAP
                                          GROWTH
                                        PORTFOLIO--
                                          CLASS S
                              ------------------------------
                                   2008            2007
                              ------------------------------

Units issued................        204             612
Units redeemed..............        (73)            (28)
                                    ---             ---
  Net increase (decrease)...        131             584
                                    ===             ===


                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                 MAINSTAY VP                          MAINSTAY VP        MAINSTAY VP
                                 CONSERVATIVE       MAINSTAY VP       DEVELOPING          FLOATING          MAINSTAY VP
                                 ALLOCATION--      CONVERTIBLE--       GROWTH--            RATE--          GOVERNMENT--
                                SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                              -----------------  ----------------  ----------------  ------------------  ----------------
                                2008       2007    2008      2007    2008      2007    2008       2007     2008      2007
                              -------------------------------------------------------------------------------------------

                                1,608     3,333     821       716     315       580     607       3,776    1,598      645
                                 (116)      (63)    (59)      (97)   (111)      (34)   (746)     (1,973)     (74)     (84)
                                -----     -----     ---       ---    ----       ---    ----      ------    -----      ---
                                1,492     3,270     762       619     204       546    (139)      1,803    1,524      561
                                =====     =====     ===       ===    ====       ===    ====      ======    =====      ===


                                        MAINSTAY VP
                                          GROWTH
                                       ALLOCATION--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                   1,630           3,646
                                    (359)           (125)
                                   -----           -----
                                   1,271           3,521
                                   =====           =====






                                                                                                           MAINSTAY VP
                                 MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE
                                   MID CAP            MID CAP           MID CAP           MODERATE            GROWTH
                                    CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--
                                SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                              -----------------  ----------------  ----------------  -----------------  -----------------
                                2008       2007    2008      2007    2008      2007    2008       2007    2008       2007
                              -------------------------------------------------------------------------------------------

                                 340      1,134     348       754     230       897    2,944     4,045    2,925     6,046
                                (209)      (136)   (293)     (114)   (231)     (210)    (171)     (166)    (347)     (220)
                                ----      -----    ----      ----    ----      ----    -----     -----    -----     -----
                                 131        998      55       640      (1)      687    2,773     3,879    2,578     5,826
                                ====      =====    ====      ====    ====      ====    =====     =====    =====     =====


                                        MAINSTAY VP
                                          S&P 500
                                          INDEX--
                                       SERVICE CLASS
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                    451            1,301
                                   (201)            (324)
                                   ----            -----
                                    250              977
                                   ====            =====






                                  COLUMBIA
                                  SMALL CAP        DREYFUS IP
                                 VALUE FUND,       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                  VARIABLE          GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--
                               SERIES--CLASS B   SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                              ----------------  ----------------  -----------------  -----------------  -----------------
                                2008      2007    2008      2007    2008       2007    2008       2007    2008       2007
                              -------------------------------------------------------------------------------------------

                                 149       500     127       277    1,404     3,074     450      1,523     451      1,053
                                 (88)      (92)    (62)      (34)    (259)     (303)   (345)      (132)   (163)      (132)
                                 ---       ---     ---       ---    -----     -----    ----      -----    ----      -----
                                  61       408      65       243    1,145     2,771     105      1,391     288        921
                                 ===       ===     ===       ===    =====     =====    ====      =====    ====      =====


                                        JANUS ASPEN
                                          SERIES
                                        BALANCED--
                                      SERVICE SHARES
                              ------------------------------
                                   2008            2007
                              ------------------------------

                                    460             632
                                    (50)            (90)
                                    ---             ---
                                    410             542
                                    ===             ===





                                                                                                             VAN KAMPEN
                                                                                                                UIF
                                                   ROYCE SMALL-                            VAN ECK            EMERGING
                               ROYCE MICRO-CAP          CAP          T. ROWE PRICE        WORLDWIDE           MARKETS
                                 PORTFOLIO--        PORTFOLIO--      EQUITY INCOME           HARD             EQUITY--
                               INVESTMENT CLASS  INVESTMENT CLASS    PORTFOLIO--II          ASSETS            CLASS II
                              -----------------  ----------------  -----------------  -----------------  -----------------
                                2008       2007    2008      2007    2008       2007    2008       2007    2008       2007
                              --------------------------------------------------------------------------------------------

                                 604      1,376     389       990     578      1,683     780      1,797     695      1,213
                                 (91)       (67)    (39)      (56)   (338)      (197)   (138)      (134)    (78)      (138)
                                 ---      -----     ---       ---    ----      -----    ----      -----     ---      -----
                                 513      1,309     350       934     240      1,486     642      1,663     617      1,075
                                 ===      =====     ===       ===    ====      =====    ====      =====     ===      =====


                                            VICTORY
                                              VIF
                                          DIVERSIFIED
                                            STOCK--
                                        CLASS A SHARES
                              ----------------------------------
                                    2008              2007
                              ----------------------------------

                                      93               160
                                     (14)              (23)
                                     ---               ---
                                      79               137
                                     ===               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2008 and December 31, 2007, 2006, 2005, 2004, and 2003:





                                             MAINSTAY VP
                                              BALANCED--
                                            SERVICE CLASS
                                -------------------------------------
                                  2008      2007      2006      2005
                                -------------------------------------

Net Assets....................   $41,729   $45,343   $32,449  $13,598
Units Outstanding.............     3,753     3,823     2,793    1,282
Variable Accumulation Unit
  Value.......................   $ 11.14   $ 11.88   $ 11.58  $ 10.49
Total Return..................     (6.2%)     2.6%     10.4%     4.9%
Investment Income Ratio.......        --      2.2%      2.3%     2.4%








                                                       MAINSTAY VP
                                                     CASH MANAGEMENT
                                --------------------------------------------------------
                                  2008      2007      2006      2005      2004     2003
                                --------------------------------------------------------

Net Assets....................   $93,876   $48,819   $18,765   $10,281   $4,517   $1,048
Units Outstanding.............    80,727    42,596    17,010     9,864    4,474    1,047
Variable Accumulation Unit
  Value.......................   $  1.16   $  1.14   $  1.09   $  1.04   $ 1.01   $ 1.00
Total Return..................      1.4%      4.8%      4.6%      3.0%     0.8%     0.1%
Investment Income Ratio.......      2.6%      4.5%      4.4%      3.0%     0.9%     0.4%







                                                       MAINSTAY VP
                                                      CONVERTIBLE--
                                                      SERVICE CLASS
                                --------------------------------------------------------
                                  2008      2007      2006      2005      2004     2003
                                --------------------------------------------------------

Net Assets....................   $43,957   $34,342   $21,580   $13,997   $8,095   $  993
Units Outstanding.............     2,982     2,220     1,601     1,142      704       91
Variable Accumulation Unit
  Value.......................   $ 14.73   $ 15.44   $ 13.47   $ 12.23   $11.50   $10.87
Total Return..................     (4.6%)    14.6%     10.1%      6.3%     5.9%     8.7%
Investment Income Ratio.......        --      2.3%      2.6%      1.7%     3.1%    14.8%







                                                       MAINSTAY VP
                                                      GOVERNMENT--
                                                      SERVICE CLASS
                                --------------------------------------------------------
                                  2008      2007      2006      2005      2004     2003
                                --------------------------------------------------------

Net Assets....................   $39,328   $20,652   $13,260   $8,578    $4,236   $  378
Units Outstanding.............     3,289     1,765     1,204      807       408       38
Variable Accumulation Unit
  Value.......................   $ 11.86   $ 11.71   $ 11.01   $10.60    $10.39   $10.08
Total Return..................      1.3%      6.4%      3.8%     2.1%      3.1%     0.8%
Investment Income Ratio.......        --      5.3%      1.0%     4.0%      6.8%    24.9%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                              MAINSTAY VP                                               MAINSTAY VP
                                BOND--                                            CAPITAL APPRECIATION--
                             SERVICE CLASS                                             SERVICE CLASS
      ----------------------------------------------------------  ------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005     2004    2003
      ------------------------------------------------------------------------------------------------------------------

       $50,335   $34,806   $19,422   $13,750   $7,140    $  661    $12,246   $12,938   $9,114    $6,867   $4,718  $  653
         4,223     2,925     1,734     1,279      678        65        934       890      704       553      411      59
       $ 11.92   $ 11.88   $ 11.18   $ 10.72   $10.53    $10.14    $ 13.14   $ 14.51   $12.94    $12.43   $11.49  $11.06
          0.3%      6.3%      4.3%      1.9%     3.8%      1.4%      (9.5%)    12.1%     4.2%      8.1%     3.9%   10.6%
            --      4.2%      1.2%      3.9%     5.9%     24.1%         --        --     0.2%        --     0.1%    0.9%







                              MAINSTAY VP                                 MAINSTAY VP
                            COMMON STOCK--                         CONSERVATIVE ALLOCATION--
                             SERVICE CLASS                               SERVICE CLASS
      ----------------------------------------------------------  --------------------------
        2008      2007      2006      2005      2004      2003      2008      2007     2006
      --------------------------------------------------------------------------------------

       $20,130   $20,713   $10,931   $5,553    $2,375    $  321    $66,185  $51,209  $12,984
         1,398     1,281       710      416       192        29      5,969    4,477    1,207
       $ 14.42   $ 16.15   $ 15.39   $13.25    $12.34    $11.15    $ 10.96  $ 11.44  $ 10.67
        (10.7%)     4.9%     16.2%     7.4%     10.6%     11.5%      (4.2%)    7.2%     6.7%
            --      1.3%      0.5%     1.2%      2.0%      6.3%         --     4.0%     2.6%







                              MAINSTAY VP                                     MAINSTAY VP
                          DEVELOPING GROWTH--                               FLOATING RATE--
                             SERVICE CLASS                                   SERVICE CLASS
      ----------------------------------------------------------  -----------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006    2005
      -----------------------------------------------------------------------------------------------

       $21,586   $22,164   $8,389    $4,573    $2,618    $  192    $56,667   $58,459  $37,645  $9,509
         1,332     1,128      582       356       229        18      5,149     5,288    3,485     926
       $ 16.22   $ 19.49   $14.36    $12.78    $11.44    $10.83    $ 11.04   $ 11.02  $ 10.77  $10.19
        (16.8%)    35.8%    12.4%     11.7%      5.6%      8.3%       0.2%      2.3%     5.7%    1.9%
            --        --       --        --        --        --       5.2%      6.2%     5.8%    4.2%







                           MAINSTAY VP                                            MAINSTAY VP
                       GROWTH ALLOCATION--                                HIGH YIELD CORPORATE BOND--
                          SERVICE CLASS                                          SERVICE CLASS
      ----------------------------------------------------  -------------------------------------------------------
            2008              2007              2006          2008      2007      2006      2005      2004    2003
      -------------------------------------------------------------------------------------------------------------

           $79,956           $73,680           $27,267      $141,863  $133,734   $84,029   $48,692  $21,542  $2,970
             7,184             5,913             2,392        10,201     9,450     6,045     3,899    1,783     276
           $ 11.10           $ 12.35           $ 11.22      $  13.90  $  14.14   $ 13.86   $ 12.40  $ 12.08  $10.74
            (10.2%)            10.1%             12.2%         (1.7%)      2.1     11.8%      2.7%    12.5%    7.4%
                --              1.3%              1.5%            --      7.4%      2.2%      7.7%    12.0%   42.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                       MAINSTAY VP
                                                   ICAP SELECT EQUITY--
                                                      SERVICE CLASS
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $86,622   $53,113   $10,141   $4,386    $2,549    $  310
Units Outstanding.............    6,271     3,326       678      350       215        29
Variable Accumulation Unit
  Value.......................  $ 13.78   $ 15.85   $ 14.86   $12.49    $11.87    $10.69
Total Return..................   (13.0%)     6.6%     19.0%     5.2%     11.1%      6.9%
Investment Income Ratio.......       --      0.6%      0.2%     0.9%      1.3%      4.9%







                                                       MAINSTAY VP
                                                    LARGE CAP GROWTH--
                                                      SERVICE CLASS
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $31,363   $25,083   $9,060    $3,383    $1,927    $  320
Units Outstanding.............    2,404     1,806      790       309       188        30
Variable Accumulation Unit
  Value.......................  $ 13.00   $ 13.81   $11.41    $10.67    $10.25    $10.52
Total Return..................    (5.9%)    21.0%     7.0%      4.1%     (2.6%)     5.2%
Investment Income Ratio.......       --        --       --        --      0.1%      0.8%







                                                       MAINSTAY VP
                                                     MID CAP VALUE--
                                                      SERVICE CLASS
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $42,749   $46,890   $36,644   $23,329   $8,089    $  731
Units Outstanding.............    2,987     2,988     2,301     1,663      610        65
Variable Accumulation Unit
  Value.......................  $ 14.33   $ 15.68   $ 15.90   $ 13.98   $13.26    $11.31
Total Return..................    (8.7%)    (1.4%)    13.8%      5.4%    17.2%     13.1%
Investment Income Ratio.......       --      0.9%        --      0.8%     1.3%      5.7%







                                                       MAINSTAY VP
                                                    SMALL CAP GROWTH--
                                                      SERVICE CLASS
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $18,168   $19,582   $18,253   $12,811   $6,538    $  745
Units Outstanding.............    1,491     1,462     1,313       966      519        64
Variable Accumulation Unit
  Value.......................  $ 12.21   $ 13.40   $ 13.88   $ 13.09   $12.61    $11.55
Total Return..................    (8.9%)    (3.4%)     6.1%      3.8%     9.1%     15.5%
Investment Income Ratio.......       --        --        --        --       --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                              MAINSTAY VP                                               MAINSTAY VP
                           INCOME & GROWTH--                                      INTERNATIONAL EQUITY--
                             SERVICE CLASS                                             SERVICE CLASS
      ----------------------------------------------------------  ------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005     2004    2003
      ------------------------------------------------------------------------------------------------------------------

         $--       $--     $8,263    $5,074    $1,904    $  134   $102,793  $101,083   $54,334   $19,738  $6,482  $  542
          --        --        562       403       158        13      5,813     5,119     2,878     1,361     486      48
         $--       $--     $14.68    $12.60    $12.06    $10.73   $  17.68  $  19.70   $ 18.82   $ 14.36  $13.33  $11.39
          --        --      16.6%      4.5%     12.4%      7.3%     (10.2%)     4.7%     31.0%      7.7%   17.1%   13.9%
          --        --       0.5%      1.4%      3.5%      7.7%         --      0.6%      0.3%      2.3%    1.5%   12.1%







                              MAINSTAY VP                                               MAINSTAY VP
                            MID CAP CORE--                                           MID CAP GROWTH--
                             SERVICE CLASS                                             SERVICE CLASS
      ----------------------------------------------------------  ------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005     2004    2003
      ------------------------------------------------------------------------------------------------------------------

       $49,557   $50,418   $30,960   $15,476   $4,966    $  482    $52,665   $57,638   $38,503   $23,016  $8,646  $1,001
         2,909     2,778     1,780     1,015      380        45      2,865     2,810     2,170     1,401     621      88
       $ 17.06   $ 18.14   $ 17.31   $ 15.10   $13.06    $10.72    $ 18.40   $ 20.46   $ 17.72   $ 16.26  $13.92  $11.38
         (5.9%)     4.8%     14.7%     15.6%    21.9%      7.2%     (10.1%)    15.5%      9.0%     16.8%   22.3%   13.8%
            --      0.3%        --      0.6%     0.6%      2.4%         --        --        --        --      --      --







               MAINSTAY VP                   MAINSTAY VP                                MAINSTAY VP
          MODERATE ALLOCATION--     MODERATE GROWTH ALLOCATION--                      S&P 500 INDEX--
              SERVICE CLASS                 SERVICE CLASS                              SERVICE CLASS
      ----------------------------  ----------------------------  ------------------------------------------------------
        2008      2007      2006      2008      2007      2006      2008      2007      2006      2005     2004    2003
      -----------------------------------------------------------------------------------------------------------------------

      $103,957   $78,007   $29,581  $140,787  $121,306   $47,438   $62,393   $67,171   $49,694  $29,950  $14,415  $1,224
         9,353     6,580     2,701    12,666    10,088     4,262     4,605     4,355     3,378    2,342    1,180     110
      $  11.03   $ 11.76   $ 10.84  $  11.03  $  12.01   $ 11.01   $ 13.56   $ 15.42   $ 14.69  $ 12.76  $ 12.21  $11.08
         (6.2%)     8.5%      8.4%     (8.1%)     9.1%     10.1%    (12.1%)     5.0%     15.2%     4.5%    10.2%   10.8%
            --      2.8%      2.0%        --      2.2%      2.0%        --      1.5%      0.4%     1.4%     2.6%    9.1%







                              MAINSTAY VP                                               MAINSTAY VP
                            TOTAL RETURN--                                                VALUE--
                             SERVICE CLASS                                             SERVICE CLASS
      ----------------------------------------------------------  ------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005     2004    2003
      ------------------------------------------------------------------------------------------------------------------

       $10,447   $11,045   $8,400    $5,855    $3,517    $  398      $--     $30,212   $22,305   $10,400  $5,599  $  469
           807       781      640       487       311        37       --       1,877     1,409       781     445      41
       $ 12.97   $ 14.08   $13.13    $12.02    $11.32    $10.67      $--     $ 16.10   $ 15.80   $ 13.32  $12.57  $11.33
         (7.9%)     7.2%     9.2%      6.2%      6.1%      6.7%       --        1.9%     18.6%      6.0%   11.0%   13.3%
            --      2.2%     0.5%      1.7%      2.7%     13.8%       --        1.5%      0.3%      1.3%    1.7%   10.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                     ALGER AMERICAN
                                                    SMALLCAP GROWTH--
                                                     CLASS S SHARES
                                --------------------------------------------------------
                                  2008      2007      2006      2005      2004     2003
                                --------------------------------------------------------

Net Assets....................   $24,219   $30,933   $23,631   $9,424    $3,436   $  176
Units Outstanding.............     1,364     1,466     1,302      619       265       16
Variable Accumulation Unit
  Value.......................   $ 17.80   $ 21.15   $ 18.08   $15.10    $12.95   $11.14
Total Return..................    (15.8%)    16.9%     19.7%    16.6%     16.3%    11.4%
Investment Income Ratio.......        --        --        --       --        --       --







                                                        DREYFUS IP
                                                   TECHNOLOGY GROWTH--
                                                      SERVICE SHARES
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $11,028   $11,697   $7,293    $4,846    $3,289    $  575
Units Outstanding.............      911       846      603       416       293        51
Variable Accumulation Unit
  Value.......................  $ 12.12   $ 13.81   $12.07    $11.60    $11.21    $11.18
Total Return..................   (12.2%)    14.4%     4.0%      3.5%      0.2%     11.8%
Investment Income Ratio.......       --        --       --        --        --        --







                                                     FIDELITY(R) VIP
                                                        MID CAP--
                                                     SERVICE CLASS 2
                                ---------------------------------------------------------
                                  2008     2007      2006      2005      2004      2003
                                ---------------------------------------------------------

Net Assets....................  $68,216   $66,993   $40,507   $21,882   $6,502    $  219
Units Outstanding.............    3,317     3,029     2,108     1,281      450        19
Variable Accumulation Unit
  Value.......................  $ 20.59   $ 22.11   $ 19.17   $ 17.05   $14.45    $11.59
Total Return..................    (6.9%)    15.3%     12.4%     18.0%    24.7%     15.9%
Investment Income Ratio.......     0.2%      0.5%      0.1%        --       --        --







                                                         MFS(R)
                                                INVESTORS TRUST SERIES--
                                                      SERVICE CLASS
                                --------------------------------------------------------
                                 2008     2007      2006      2005      2004      2003
                                --------------------------------------------------------

Net Assets....................  $2,666   $2,401    $1,639    $1,145    $  579    $   19
Units Outstanding.............     186      154       115        91        49         2
Variable Accumulation Unit
  Value.......................  $14.28   $15.63    $14.22    $12.61    $11.79    $10.61
Total Return..................   (8.6%)   10.0%     12.7%      7.0%     11.1%      6.1%
Investment Income Ratio.......    0.9%     0.5%      0.2%      0.3%      0.2%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                                                                                   COLUMBIA
                                 CVS                                        SMALL CAP VALUE FUND,
                           CALVERT SOCIAL                                     VARIABLE SERIES--
                         BALANCED PORTFOLIO                                        CLASS B
      --------------------------------------------------------  ---------------------------------------------
       2008     2007      2006      2005      2004      2003      2008     2007      2006      2005     2004
      -------------------------------------------------------------------------------------------------------

      $4,665   $4,644    $3,648    $2,174    $  941    $   29   $17,161   $18,097   $13,367   $4,510   $  207
         378      352       283       183        84         3     1,499     1,438     1,030      411       20
      $12.36   $13.22    $12.86    $11.83    $11.19    $10.34   $ 11.47   $ 12.59   $ 12.93   $10.83   $10.27
       (6.5%)    2.8%      8.8%      5.7%      8.3%      3.4%     (8.9%)    (2.6%)    19.4%     5.5%     2.7%
          --     2.7%      2.8%      2.3%      3.2%     13.0%        --      0.3%      0.4%       --     3.3%







                           FIDELITY(R) VIP                                            FIDELITY(R) VIP
                           CONTRAFUND(R)--                                            EQUITY-INCOME--
                           SERVICE CLASS 2                                            SERVICE CLASS 2
      --------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004     2003     2008      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------------------------

      $152,201  $151,634   $83,381   $36,377   $9,978   $  667   $50,495   $57,443   $35,470   $15,969   $6,608    $  535
         8,926     7,781     5,010     2,429      782       60     3,808     3,703     2,312     1,247      547        49
      $  17.06  $  19.45   $ 16.58   $ 14.88   $12.76   $11.08   $ 13.22   $ 15.50   $ 15.30   $ 12.76   $12.09    $10.87
        (12.3%)    17.3%     11.4%     16.6%    15.2%    10.8%    (14.7%)     1.3%     19.9%      5.6%    11.2%      8.7%
          0.0%      0.9%      1.1%      0.1%       --       --        --      1.9%      3.0%      1.0%     0.4%        --







                             JANUS ASPEN                                                JANUS ASPEN
                          SERIES BALANCED--                                      SERIES WORLDWIDE GROWTH--
                            SERVICE SHARES                                             SERVICE SHARES
      ---------------------------------------------------------  ---------------------------------------------------------
        2008     2007      2006      2005      2004      2003      2008     2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------------------------

      $32,704   $27,363   $17,360   $10,829   $4,841    $  460   $13,726   $14,003   $7,258    $4,185    $2,090    $  125
        2,219     1,809     1,267       871      420        43     1,094       910      519       354       187        12
      $ 14.73   $ 15.11   $ 13.70   $ 12.41   $11.52    $10.64   $ 12.52   $ 15.25   $13.95    $11.83    $11.20    $10.72
        (2.5%)    10.3%     10.4%      7.7%     8.3%      6.4%    (17.9%)     9.4%    17.9%      5.6%      4.5%      7.2%
         2.9%      2.4%      2.1%      2.4%     3.3%      7.2%      1.1%      0.6%     1.7%      1.3%      1.3%      1.4%







                               MFS(R)                                                MFS(R)
                          RESEARCH SERIES--                                    UTILITIES SERIES--
                            SERVICE CLASS                                         SERVICE CLASS
      --------------------------------------------------------  ------------------------------------------------
       2008     2007      2006      2005      2004      2003      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------------------------

      $4,235   $4,545    $2,574    $1,664    $  632    $   36   $201,351  $171,544   $68,838   $24,083   $2,138
         286      277       176       126        52         3      8,022     6,684     3,422     1,559      163
      $14.85   $16.42    $14.54    $13.20    $12.27    $10.61   $  25.08  $  25.59   $ 20.07   $ 15.32   $13.14
       (9.6%)   12.9%     10.2%      7.6%     15.6%      6.1%      (2.0%)    27.6%     31.0%     16.6%    31.4%
        0.5%     0.4%      0.3%      0.3%      0.5%        --       2.3%      0.6%      1.5%      0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                              NEUBERGER BERMAN AMT
                                           MID-CAP GROWTH PORTFOLIO--
                                                     CLASS S
                                ------------------------------------------------
                                  2008      2007      2006      2005      2004
                                ------------------------------------------------

Net Assets....................   $17,830   $17,927   $5,644    $1,826    $  519
Units Outstanding.............     1,081       950      366       133        44
Variable Accumulation Unit
  Value.......................   $ 16.57   $ 18.79   $15.38    $13.43    $11.84
Total Return..................    (11.8%)    22.2%    14.5%     13.4%     18.4%
Investment Income Ratio.......        --        --       --        --        --







                                                          VAN ECK
                                                         WORLDWIDE
                                                        HARD ASSETS
                                ----------------------------------------------------------
                                  2008      2007      2006      2005      2004      2003
                                ----------------------------------------------------------

Net Assets....................  $215,914  $149,372   $58,353   $20,303   $2,285    $   98
Units Outstanding.............     4,489     3,847     2,184       941      162         9
Variable Accumulation Unit
  Value.......................  $  47.89  $  38.71   $ 26.63   $ 21.39   $14.11    $11.38
Total Return..................     23.7%     45.4%     24.5%     51.7%    24.0%     13.8%
Investment Income Ratio.......      0.4%      0.1%        --      0.1%     0.1%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

                       ROYCE                                   ROYCE
               MICRO-CAP PORTFOLIO--                   SMALL-CAP PORTFOLIO--
                 INVESTMENT CLASS                        INVESTMENT CLASS
      --------------------------------------  --------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005
      ------------------------------------------------------------------------------

       $41,905   $37,445   $16,410   $1,680    $29,677   $24,568   $12,973   $2,922
         2,920     2,407     1,098      134      2,274     1,924       990      255
       $ 14.34   $ 15.43   $ 14.84   $12.26    $ 13.00   $ 12.76   $ 13.03   $11.30
         (7.1%)     4.0%     21.1%    22.6%       1.9%     (2.1%)    15.4%    13.0%
            --      1.9%      0.3%     1.3%         --      0.1%      0.1%       --



                             T. ROWE PRICE
                             EQUITY INCOME
                             PORTFOLIO--II
      ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------

       $69,011   $75,977   $50,422   $27,350   $10,477   $  684
         4,898     4,658     3,172     2,036       814       61
       $ 14.09   $ 16.33   $ 15.85   $ 13.35   $ 12.88   $11.24
        (13.7%)     3.0%     18.6%      3.7%     14.6%    12.4%
          1.9%      1.5%      1.4%      1.5%      1.6%     2.2%






                              VAN KAMPEN
                             UIF EMERGING                                            VICTORY VIF
                           MARKETS EQUITY--                                      DIVERSIFIED STOCK--
                               CLASS II                                            CLASS A SHARES
      ----------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------

       $99,381   $94,355   $38,547   $10,360   $2,508    $  127    $8,184    $7,567    $5,009    $2,453    $  809
         3,137     2,520     1,445       526      173        11       578       499       362       200        72
       $ 31.42   $ 37.31   $ 26.56   $ 19.37   $14.48    $11.77    $14.19    $15.18    $13.80    $12.14    $11.17
        (15.8%)    40.5%     37.2%     33.8%    23.0%     17.7%     (6.5%)    10.0%     13.7%      8.7%     11.7%
            --      0.4%      0.7%      0.3%     0.6%        --      0.6%      0.6%      0.3%      0.1%      1.6%




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